UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:  10/31/11

Item 1.  Reports to Stockholders.

Looking long-term

Semi-Annual Report | AdvisorOne Funds | October 31, 2011

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	3
Amerigo Fund - Portfolio Summary	5
Amerigo Fund - Performance Update	6
Clermont Fund - Portfolio Summary	7
Clermont Fund - Performance Update	8
Select Allocation Fund - Portfolio Summary	9
Select Allocation Fund - Performance Update	10
Descartes Fund - Portfolio Summary	11
Descartes Fund - Performance Update	12
Liahona Fund - Portfolio Summary	13
Liahona Fund - Performance Update	14
Enhanced Income Fund - Portfolio Summary	15
Enhanced Income Fund - Performance Update	16
Flexible Income Fund - Portfolio Summary	17
Flexible Income Fund - Performance Update	18
Select Appreciation Fund - Portfolio Summary	19
Select Appreciation Fund - Performance Update	20
Reservoir Fund - Portfolio Summary	21
Reservoir Fund - Performance Update	22
Shelter Fund - Portfolio Summary	23
Shelter Fund - Performance Update	24
Amerigo Fund - Schedule of Investments	25
Clermont Fund - Schedule of Investments	28
Select Allocation Fund - Schedule of Investments	32
Descartes Fund - Schedule of Investments	35
Liahona Fund - Schedule of Investments	38
Enhanced Income Fund - Schedule of Investments	42
Flexible Income Fund - Schedule of Investments	45
Select Appreciation Fund - Schedule of Investments	48
Reservoir Fund - Schedule of Investments	50
Shelter Fund - Schedule of Investments	51
Statements of Assets and Liabilities	54
Statements of Operations	56

AdvisorOne Funds Semi-Annual Report

Table of Contents, cont’d.

Amerigo Fund - Statements of Changes in Net Assets	58
Clermont Fund - Statements of Changes in Net Assets	58
Select Allocation Fund - Statements of Changes in Net Assets	59
Descartes Fund - Statements of Changes in Net Assets	59
Liahona Fund - Statements of Changes in Net Assets	60
Enhanced Income Fund - Statements of Changes in Net Assets	60
Flexible Income Fund - Statements of Changes in Net Assets	61
Select Appreciation Fund - Statements of Changes in Net Assets	61
Reservoir Fund - Statements of Changes in Net Assets	62
Shelter Fund - Statements of Changes in Net Assets	62
Amerigo Fund - Financial Highlights	63
Clermont Fund - Financial Highlights	65
Select Allocation Fund - Financial Highlights	66
Descartes Fund - Financial Highlights	67
Liahona Fund - Financial Highlights	68
Enhanced Income Fund - Financial Highlights	69
Flexible Income Fund - Financial Highlights	69
Select Appreciation Fund - Financial Highlights	70
Reservoir Fund - Financial Highlights	71
Shelter Fund - Financial Highlights	73
Notes to Financial Statements	74
Shareholder Expense Example	94
Additional Information	96

AdvisorOne Funds Semi-Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

The period beginning April 30, 2011, and ending  October  31, 2011, was one marked by strong swings in investor behavior. Headlines about the European economy were a pronounced force behind the choppy performance we experienced in the markets. The environment that resulted from the U.S. debt ceiling debate in August and Standard & Poor’s downgrade of U.S. debt catapulted  investors into fear and panic mode. Contradictory  to the typical consequence of a credit downgrade, demand for U.S. Treasuries surged. Investors still consider these notes to be an extremely safe refuge during this time of increased risk due to Europe’s sovereign debt crisis and concerns about decreased global growth.

The direction of the market dramatically switched four times during this six month period. Market leadership of certain sectors violently swung back and forth. During the rallies, Cyclicals, Global, and High Yield bonds outperformed. During market declines, domestic Large Cap equities, Defensives, and U.S. Treasuries dominated. While the markets whipsawed, we adjusted portfolios to a more benchmark-like stance. Reducing our risk in the allocations resulted in modestly reducing our overweight toward domestic and international equities and increasing our bond allocations.  On the bond side, we shortened duration with the expectation that interest rates would rise in the future.

Diversification hampered performance during this period. International and Emerging Markets trailed the most, down between 15 percent  and 18 percent. Using Russell indices, Small Caps were down 14 percent, Mid Caps 11 percent, and Large Caps 8 percent. Although our diversification  to International,  Small Caps and Mid Caps hurt our performance relative to the S&P 500 Index, we believe that our diversified stance will enable us to outperform in the longer run. We will not make any drastic moves away from our benchmark until we see some dominance emerge from one of these sectors.

For the six month period  ending  October  31, 2011, the Standard  and Poor’s 500 Index had a total return of -8.09 percent, while the Barclays  Aggregate  Bond Index gained 4.98 percent,  and the Barclays Credit Bond Index gained  5.27 percent. The Barclays  7-10 Year Treasury Index was one of the top performing  asset classes during this period, gaining a whopping 11.13 percent, despite the U.S. credit downgrade and attractive equity valuations.

AdvisorOne Funds Semi-Annual Report

Investment Outlook

We foresee markets staying volatile for a while longer. Europe will most likely continue to dominate headlines, creating a whipsaw between rallies and riots. Global risk remains high. U.S. unemployment remains weak, housing stagnant, and wages stifled. Despite global risk, fundamentally, the market outlook appears positive for the intermediate term. Corporations continue to generate positive profit margins, the U.S. continues  to slowly expand, emerging markets still have plenty of leeway to ease monetary and fiscal policy to offset the negative shock from weaker external demand, and China is showing signs of a soft landing with only moderate inflation. We believe fundamentals could ultimately lead equities higher.

Sincerely,

Portfolio Management Team

The AdvisorOne Funds are fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Semi-Annual Report

Amerigo Fund - Portfolio Summary

Portfolio Commentary

The fund lowered its International exposure in favor of Mid Cap securities. The fund's positions in Emerging Markets and Asian securities were an effort to avoid European issues since we believe that Asian markets are still poised for stronger growth than the rest of the world. But after the U.S.'s debt ceiling issues in August and a growing lack of confidence in global leadership, Europe's problems have grown and have spooked the market with the prospect of slowing growth. Europe consumes roughly the same amount of goods from Asia as the U.S. does. As the problems in Europe have festered, the U.S. dollar has strengthened, U.S. treasuries continued stronger with lower yields, and U.S. Large Cap stocks have been among the best performing asset class. As such, any ownership aside from large U.S. companies has hurt the fund's performance. The silver lining of a strengthening U.S. dollar has been the reduction in inflation pressure, as commodities have moved lower and food costs are a major source of inflation for emerging markets. This allows various governments more flexibility to relax some of their restrictive economic measures.

Amerigo had minimal exposure to Europe during this time period, and is continuing that stance. We have reinvested some proceeds from commodity-producing countries into the northern European countries, but overall international ownership is lower than at the beginning of the period. Domestically, the fund has maintained an underweight toward Financials and Utilities, with larger allocations toward Technology, Healthcare, and Energy, as we want to have minimal exposure to sectors sensitive to interest rates.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.94% Mid Cap Growth
4.80% Large Cap Value
1.91% Other / Cash Equivalents
6.36% International Equity
22.18% Mid Cap Blend
7.15% Large Cap Growth
7.63% Small Cap Blend
19.60% Emerging Markets
12.93% Large Cap Blend
14.50% Specialty

Top Ten Portfolio Holdings*

Vanguard - Mid-Cap ETF **7.71%**
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

iShares - Russell Midcap Index Fund **5.66%**
This Fund seeks investment results that correspond generally to the Russell Midcap Index.

SPDR - Energy Select Sector Fund **4.78%**
This Fund seeks to invest in a wide array of industrial companies including aerospace, defense, building products, construction, engineering, electrical equipment, and others.

Vanguard - Small Cap ETF **4.60%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

Vanguard - MSCI Emerging Markets ETF **4.56%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares - Russell 1000 Growth Index Fund **4.46%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

SPDR - S&P 500 ETF Trust **4.21%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

SPDR - S&P MidCap 400 ETF Trust **4.09%**
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

iShares - MSCI Emerging Markets Index Fund **3.62%**
This Fund seeks investment results that correspond with the global emerging markets.

Vanguard - Large-Cap ETF **3.51%**
This Fund seeks to track the performance of large-capitalization stocks.

5

AdvisorOne Funds Semi-Annual Report
Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	-13.11%	-0.67%	12.05%	-0.31%	3.74%	0.00%	7/13/00
Class N Shares[2]	-12.60%	0.39%	13.19%	0.71%	4.78%	4.57%	7/14/97

* Figure is not annualized.
[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$25,000
$20,000
$15,000
$10,000
$18,934
$17,562
7/14/97
10/31/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
4/11
10/11
Amerigo Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N are 2.45% and 1.45%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

6

AdvisorOne Funds Semi-Annual Report Clermont Fund - Portfolio Summary

Portfolio Commentary

The fund reduced its international exposure in favor of large cap securities and corporate bonds. In line with the belief that Asian markets are still poised for stronger growth than the rest of the world, the fund has maintained exposure to emerging markets. As the problems in Europe have festered, the U.S. dollar has strengthened, U.S. treasuries have become stronger with lower yields, and U.S. large cap stocks have been among the best performing asset class. The off-shoot of a strengthening U.S. dollar has been the reduction in inflation pressure as commodities have moved lower, since food costs are a major source of inflation for emerging markets.

Over the past six months, the fund has had minimal allocation changes. Changes have been made to further reduce exposure to Europe, even though we believe their corporations look attractive. The fund continues to own a significant amount of large U.S. corporations with a dividend focus.

Within Clermont's fixed income allocation, investment grade corporate and high yield bond exposure was increased over the last six months. At current interest rate and credit spread levels, we believe that high yield bonds offer the best value in a potentially rising interest rates / rising inflationary environment. With interest rates at historically low levels and corporate profitability strong, equities are viewed as more attractive than bonds.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.36% Large Cap Growth
1.55% Commodity Funds
1.65% Other / Cash Equivalents
2.61% Small Cap Blend
4.11% International Equity
4.56% Specialty
6.82% Large Cap Value
36.79% Bond Funds
6.87% Emerging Markets
7.77% Corporate Bonds
9.28% Mid Cap Blend
15.63% Large Cap Blend

Top Ten Portfolio Holdings*

iShares - Barclays Credit Bond Fund **11.75%**
This Fund seeks investment results that correspond generally to the price and yield of the Barclays Capital U.S. Credit Bond Index.

iShares - iBoxx $ High Yield Corporate Bond Fund **7.83%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

SPDR - S&P 500 ETF Trust **7.82%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - iBoxx $ Investment Grade Corporate Bond Fund **6.60%**
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx $ Liquid Investment Grade Index.

SPDR - Barclays Capital High Yield Bond ETF **4.64%**
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

Vanguard - MSCI Emerging Markets ETF **3.57%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Vanguard - Total Bond Market ETF **3.32%**
This Fund seeks to track the performance of a broad, market-weighted bond index.

SPDR - S&P MidCap 400 ETF Trust **3.01%**
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

Vanguard - Total Stock Market ETF **2.93%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

iShares - S&P 500 Index Fund **2.50%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

7

AdvisorOne Funds Semi-Annual Report Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-5.19%	2.62%	11.44%	1.05%	3.07%	2.83%	7/14/97

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$21,000
$18,000
$15,000
$12,000
$9,000
$20,427
$17,562
$14,910
7/14/97
10/31/97
4/98
10/98
4/99
10/99
4/00
10/00
4/01
10/01
4/02
10/02
4/03
10/03
4/04
10/04
4/05
10/05
4/06
10/06
4/07
10/07
4/08
10/08
4/09
10/09
4/10
10/10
4/11
10/11
Clermont Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Clermont Fund are 1.44%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. The Barclays Capital 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

8

AdvisorOne Funds Semi-Annual Report Select Allocation Fund - Portfolio Summary

Portfolio Commentary

The fund reduced international exposure in favor of corporate bonds and dividend-paying large cap securities. Since we believe that Asian markets are still poised for stronger growth than the rest of the world, the fund has maintained exposure to emerging markets. As the problems in Europe have festered, the U.S. dollar has strengthened, U.S. treasuries have became stronger with lower yields, and U.S. large cap stocks have been among the best performing asset class. The off-shoot of a strengthening U.S. dollar has been the reduction in inflation pressure, as commodities have moved lower and food costs are a major source of inflation for emerging markets. This has allowed various governments more flexibility, as they can relax some of their restrictive economic measures.

Over the past six months, the fund has had some allocation changes in order to further reduce exposure to Europe even though we believe their corporations look attractive. The positions in China were reduced and will remain that way until the government is in a more stimulative stance. The fund continues to own a significant amount of large U.S. corporations and corporate bonds, with a dividend and income focus.

Within Select Allocation's fixed income allocation, investment grade corporate and high yield bond exposure was increased over the last six months. At current interest rate and credit spread levels, we believe that high yield bonds offer the best value in a potentially rising interest rates / rising inflationary environment. With interest rates at historically low levels and corporate profitability strong, equities are viewed as more attractive than bonds.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.90% International Equity
4.79% Other / Cash Equivalents
4.14% Large Cap Value
19.51% Large Cap Blend
4.99% Large Cap Growth
5.63% Small Cap Blend
5.77% Specialty
17.13% Bond Funds
9.45% Corporate Bonds
12.22% Emerging Markets
13.47% Mid Cap Blend

Top Ten Portfolio Holdings*

SPDR - S&P 500 ETF Trust 9.24%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - iBoxx $ High Yield Corporate Bond Fund 6.79%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

SPDR - Barclays Capital High Yield Bond ETF 6.06%
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

SPDR - S&P MidCap 400 ETF Trust 5.25%
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

Vanguard - MSCI Emerging Markets ETF 4.84%
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares - Barclays Credit Bond Fund 4.28%
This Fund seeks investment results that correspond generally to the price and yield of the Barclays Capital U.S. Credit Bond Index.

iShares - S&P 500 Index Fund 3.61%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

Vanguard - Total Stock Market ETF 3.50%
This Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Vanguard - Mid-Cap ETF 3.24%
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

Vanguard - Large-Cap ETF 3.15%
This Fund seeks to track the performance of large-capitalization stocks.

9

AdvisorOne Funds Semi-Annual Report Select Allocation Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-9.69%	0.76%	13.21%	0.96%	N/A	1.13%	1/27/06

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Allocation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
$12,939
$11,021
$10,667
1/27/06
1/31/06
4/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
Select Allocation Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Allocation Fund are 1.63%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

10

AdvisorOne Funds Semi-Annual Report

Descartes Fund - Portfolio Summary

Portfolio Commentary

Descartes is focused on taking advantage of the increased network usage by businesses and consumers worldwide. Technology and telecommunication stocks are a key focus of the portfolio.

In the last 12 months, trading in Descartes has been focused on reducing the fund's sensitivity to the riskier international markets and sectors. Positions in small caps, mid caps, emerging markets, materials, energy, and financials were all reduced during the quarter.

The fund became more focused on owning what we see as less risky countries and asset classes. Allocations to the United Kingdom, large caps, and Japan were all increased, along with the aforementioned technology and telecommunication positions. New positions in ETFs focused on low volatility and dividends were added to the portfolio.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.50% Small Cap Blend
2.66% Bond Funds
3.11% Emerging Markets
3.35% Mid Cap Blend
4.11% Other/ Cash Equivalents
27.69% Specialty
6.62% Small Cap Growth
6.85% Mid Cap Growth
8.84% Large Cap Blend
17.80% Large Cap Growth
9.19% Large Cap Value
9.28% International Equity

Top Ten Portfolio Holdings*

iShares - Russell 1000 Growth Index Fund 9.71%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares - Russell Midcap Growth Index Fund 6.61%
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

iShares - S&P Global Technology Sector Index Fund 5.48%
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.

iShares - S&P Global Energy Sector Index Fund 5.00%
This Fund seeks investment results that correspond generally to the S&P Global Energy Sector Index.

iShares - Russell 2000 Growth Index Fund 4.88%
This Fund seeks to track the performance of the Russell 2000 Growth Index.

iShares - Russell 1000 Value Index Fund 3.58%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market

Vanguard - Mega Cap 300 Growth ETF 3.44%
The Fund seeks to track the performance of a benchmark index that measures the investment return of the largest-capitalization growth stocks in the United States.

iShares - S&P North American Technology - Software Index 2.74%
This Fund seeks investment results that correspond generally to the price and yield of the S&P North American Technology Software Index.

iShares - S&P 500 Value Index 2.66%
This Fund seeks investment results that correspond generally to the price and yield of the S&P 500A Value Index.

iShares - MSCI Germany Index Fund 2.58%
This Fund seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the German market.

11

AdvisorOne Funds Semi-Annual Report

Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-10.45%	3.77%	14.12%	0.74%	N/A	1.45%	4/19/06

* Figure is not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
$25,434
$10,831
$10,753
4/19/06
4/30/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
Descartes Fund (Class N)
S&P 500 Index
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Descartes Fund are 1.65%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

12

AdvisorOne Funds Semi-Annual Report
Liahona Fund - Portfolio Summary

Portfolio Commentary

The Liahona fund continues to focus on the technology and telecommunication sectors, which we believe are at the center of a trend towards people using mobile technology for more than just phone calls. Positions in ETFs focused on large cap stocks, dividends, and low volatility were increased throughout the period. Bonds are viewed as unattractive based on low yields and artificial support provided by the Federal Reserve.

Allocations to small and mid cap stocks were pared. International, high yield, and investment grade corporate bonds all saw significant reductions during the period. Positions in utilities, Germany, and emerging markets were also reduced.

The fund is positioned with an overweight allocation in what we see as less risky parts of the stock market. The fund is also able to reduce its position in low yielding bonds and transfer that allocation to stocks, while attempting to maintain the overall risk target of the portfolio.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

0.57% Mid Cap Blend
1.47% Small Cap Blend
3.14% Small Cap Growth
3.55% Emerging Markets
3.97% Mid Cap Growth
7.74% International Equity
8.15% Large Cap Value
12.23% Bond Funds
9.29% Other / Cash Equivalents
17.03% Large Cap Growth
17.03% Specialty
15.83% Large Cap Blend

Top Ten Portfolio Holdings*

iShares - Russell 1000 Growth Index Fund 5.67%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares - S&P 500 Index Fund 5.22%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

SPDR - S&P 500 ETF Trust 4.76%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - Morningstar Large Value Index 3.23%
This Fund seeks investment results that correspond generally to the price and yield of the Morningstar Large Value Index.

Vanguard - Growth ETF 3.18%
This Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.

iShares - S&P 500 Growth Index Fund 3.16%
This Fund seeks investment results that correspond with performance of the large-capitalization growth sector of the U.S. equity market.

PowerShares DB US Dollar Index Bullish Fund 3.16%
This Fund seeks to track the price and yield of the Deutsche Bank Long US Dollar Futures Index.

iShares - Russell MidCap Growth Index Fund 2.61%
This Fund seeks investment results that correspond with the Russell Mid Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

iShares - MSCI Japan Index 2.57%
This Fund seeks investment results that correspond generally to the price and yield of the MSCI Japan Index.

iShares - Russell 2000 Growth Index Fund 2.52%
This Fund seeks to track the performance of the Russell 2000 Growth Index.

13

AdvisorOne Funds Semi-Annual Report

Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-6.97%	4.25%	12.15%	0.73%	N/A	1.20%	4/19/06

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$26,000
$22,000
$18,000
$14,000
$10,000
$6,000
4/19/06
4/30/06
7/06
10/06
1/07
4/07
7/07
10/07
1/08
4/08
7/08
10/08
1/09
4/09
7/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
$25,610
$10,753
$10,681
Liahona Fund (Class N)
BarCap Govt/Credit 1-5 Yr TR USD
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Liahona Fund are 1.61%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap Govt/Credit 1-5 Yr USD 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

14

AdvisorOne Funds Semi-Annual Report Enhanced Income Fund - Portfolio Summary

Portfolio Commentary

The Enhanced Income Fund underperformed its benchmark during this period, as it was a very difficult time for diversified portfolios that compare themselves to the S&P 500, particularly during the months of August and September. Those months were marked by strong selling across the board, reminiscent of the panic selling we saw during the summer of 2010 and the fourth quarter of 2008.

Large cap growth performed very similarly to the S&P 500 and was the best performing asset class during this time. International fared particularly poorly, as European debt issues took center stage and fears of a financial meltdown and recession in European markets escalated. The Enhanced Income Fund is focused on international positions in emerging markets, China, and Germany – areas that we believe are continuing to exhibit solid fundamentals, with consistent growth opportunities and little debt.

Covered call income increased, as volatility rose in August, September, and October. There have been several opportunities to buy call positions back at a much lower price and resell positions throughout the month, making extra income. A sharp rally in October saw most of the portfolio called away, which offset some income benefits.

Coming into the next six month period, the portfolio remains balanced between cyclical positions designed to benefit from ongoing economic improvement and low correlated assets designed to add stability to the portfolio if market volatility remains.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

19.10% Other / Cash Equivalents
26.40% Specialty
2.90% International Equity
4.08% Emerging Markets
4.89% Mid Cap Blend
4.94% Small Cap Blend
11.65% Bond Funds
26.04% Large Cap Blend

Top Ten Portfolio Holdings*

ProShares - Short S&P 500 **21.76%**
The Fund seeks daily investment results that correspond to the inverse of the daily performance of the S&P 500 index.

SPDR - S&P 500 ETF Trust **13.44%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - S&P 500 Index Fund **12.60%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares - iBoxx $ High Yield Corporate Bond Fund **11.65%**
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

iShares - Russell 2000 Index Fund **4.94%**
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

SPDR - S&P MidCap 400 ETF Trust **4.89%**
This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

iShares - MSCI Emerging Markets Index Fund **2.92%**
This Fund seeks investment results that correspond with the global emerging markets.

iShares - MSCI Germany Index Fund **2.90%**
This Fund seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the German market.

SPDR - Technology Select Sector Fund **1.46%**
This Fund seeks to closely match the returns and characteristics of the Technology Select Sector of the S&P 500 Index.

iShares - FTSE China 25 Index **1.16%**
This Fund seeks investment results that correspond generally to the price and yield of the FTSE China 25 Index.

15

AdvisorOne Funds Semi-Annual Report Enhanced Income Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-5.73%	0.79%	N/A	N/A	N/A	4.39%	10/1/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Enhanced Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
$6,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
$12,687
$10,935
Enhanced Income Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Enhanced Income Fund are 2.35%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

16

AdvisorOne Funds Semi-Annual Report
Flexible Income Fund - Portfolio Summary

Portfolio Commentary

Flexible Income's portfolio continues to be positioned to attempt to capitalize on the relative yield advantage in investment grade corporate bonds and high yield corporate bonds. Interest rates fell significantly over the third quarter, as Euro area debt fears and the Fed introduced "Operation Twist," the purchasing of longer dated treasuries with the intent to bring down the long end of the yield curve. Duration remains short relative to the benchmark, despite rates on the short end of the yield curve remaining in a holding pattern and the seeming continuously-falling longer term rates. We find it puzzling that rates continue to fall in the face of nine consecutive quarters of GDP growth. Further, 10-year yields ended the quarter below 2 percent, in the face of a 3.8 percent Consumer Price Index (CPI) inflation number. Until we begin to see normalization of monetary policy, we believe income generation remains crucial to performance relative to the benchmark as the Fed remains in a holding pattern on rates. Once normalization begins, we believe duration management will become much more important.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

5.04% Corporate Bonds
0.80% Other / Cash Equivalents
14.38% Money Market Funds
44.89% Bond Funds
34.89% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

iShares - iBoxx $ High Yield Corporate Bond Fund — 8.89%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.

SPDR - Barclays Capital High Yield Bond ETF — 8.59%
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays Capital High Yield Very Liquid Index.

iShares - Barclays Intermediate Credit Bond Fund — 5.65%
This Fund seeks results that correspond generally to the price and yield performance of the investment grade credit sector of the U.S. bond market.

iShares - Barclays Aggregate Bond Fund — 5.19%
This Fund seeks investment results that correspond generally to the price and yield performance of the total United States investment grade bond market as defined by the Barclays Capital U.S. Aggregate Bond Index.

Vanguard - Total Bond Market ETF — 2.86%
This Fund seeks to track the performance of a broad, market-weighted bond index.

iShares - iBoxx $ Investment Grade Corporate Bond Fund — 2.43%
This Fund seeks investment results that correspond generally to the price and yield performance of the corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

iShares - Barclays Credit Bond Fund — 2.41%
This Fund seeks investment results that correspond generally to the price and yield of the Barclays Capital U.S. Credit Bond Index.

SPDR - DB International Government Inflation-Protected Bond ETF — 1.51%
This Fund seeks to provide investment results that correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States.

17

AdvisorOne Funds Semi-Annual Report Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	2.19%	3.10%	N/A	N/A	N/A	5.03%	10/1/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$12,000
$11,000
$10,000
$9,000
$11,355
$11,075
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
Flexible Income Fund (Class N)
Barclays Aggregate Bond Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund are 1.64%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

18

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Portfolio Summary

Portfolio Commentary

During this time period, the fund reduced international exposure in favor of large and mid cap securities. The fund held positions in Asian securities in an effort to avoid European issues and since we believe that Asian markets are still poised for stronger growth than the rest of the world. But after the U.S.'s debt ceiling issues in August and a growing lack of confidence in leaders around the world, Europe's problems have grown and have spooked the market with the prospect of slowing growth. Europe consumes roughly the same amount of goods from Asia as the U.S. As the problems in Europe have festered, the U.S. dollar has strengthened, U.S. treasuries have become stronger with lower yields, and U.S. large cap stocks have been among the best performing asset class. The off-shoot of a strengthening U.S. dollar has been the reduction in inflation pressure as commodities have moved lower, since food costs are a major source of inflation for emerging markets.

Select Appreciation has had minimal exposure to Europe all year and it is continuing that stance. We have reinvested some proceeds from commodity-producing countries into northern European countries, but overall international ownership is much lower than a year ago. Domestically, the fund has maintained an underweight toward financials and utilities, with the difference allocated fairly evenly across the other sectors, as we want to have minimal exposure to sectors that are sensitive to interest rates.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

2.01% Common Stock
0.70% Small Cap Value
2.18% International Equity
1.97% Other / Cash Equivalents
4.10% Bond Funds
4.96% Large Cap Growth
32.37% Mid Cap Blend
5.27% Specialty
8.67% Large Cap Value
11.19% Emerging Markets
13.70% Small Cap Blend
12.88% Large Cap Blend

Top Ten Portfolio Holdings*

SPDR - S&P MidCap 400 ETF Trust 13.82%

This unit investment trust consists of a portfolio representing all of the S&P stocks in the MidCap 400 Index.

This is an exchange-traded note that provides investors with a cash payment at the scheduled maturity or optional redemption based on a leveraged participation in the S&P 500 TR Index.

Vanguard - MSCI Emerging Markets ETF 9.42%

This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

Vanguard - Small Cap ETF 9.18%

This Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.

iShares - Russell Midcap Index Fund 5.81%

This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

PowerShares - QQQ Trust Series I 4.96%

This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.

iShares - S&P MidCap 400 ETF Trust 4.83%

This Fund seeks investment results that correspond generally with the performance of the mid-capitalization sector of the U.S. equity market.

Vanguard - Mid-Cap ETF 4.49%

This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

iShares - Russell 2000 Index Fund 3.84%

This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

Vanguard Extended Market ETF 3.42%

This Fund seeks to track the performance of the S&P Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies.

19

AdvisorOne Funds Semi-Annual Report Select Appreciation Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-13.54%	0.55%	N/A	N/A	N/A	7.79%	10/1/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Appreciation Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
10/1/09
10/31/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
$12,687
$11,690
Select Appreciation Fund (Class N)
S&P 500 Index

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Select Appreciation Fund are 2.21%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

20

AdvisorOne Funds Semi-Annual Report
Reservoir Fund - Portfolio Summary

Portfolio Commentary

The Reservoir fund offers investors a short-term ladder of treasury bonds and money market instruments with the goal of offering incremental yield over traditional money market options. Currently, short-term treasuries pay low levels of interest to investors. The low rate environment has hampered the fund's ability to pay a higher rate than money market funds. We have reduced the expense ratio in order to ensure a positive return for shareholders.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.49% Other / Cash Equivalents
28.27% Money Market Funds
70.24% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

U.S. Government and Agency Obligations	**70.24%**
Fifth Third Institutional Money Market Fund	**28.27%**

This Fund seeks stability of principal and current income. The fund invests primarily in high-quality commercial paper and other money market securities.

21

AdvisorOne Funds Semi-Annual Report
Reservoir Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Investor Class Shares[1]	0.40%	0.40%	N/A	N/A	N/A	0.04%	5/29/09
Class N Shares[2]	0.40%	0.40%	N/A	N/A	N/A	0.08%	5/29/09

* Figure is not annualized.
[1] Investor Class Shares are not subject to an initial sales charge or a CDSC.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Reservoir Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$11,000
$10,000
$9,000
5/1/09
7/31/09
10/09
1/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
$10,022
$10,020
$10,010
Reservoir Fund (Class N)
Reservoir Fund (Investor Class)
Citigroup 1-Month Treasury Bill

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Reservoir Fund Class N and Investor Class are 8.14% and 3.91%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Citigroup 1-Month T-Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Investors cannot invest directly in an index or benchmark.

22

AdvisorOne Funds Semi-Annual Report

Shelter Fund - Portfolio Summary

Portfolio Commentary

The fund saw 13 signals to move assets for this half of the year. Shelter started fully invested, and the first few moves bounced back and forth between slightly in government bond exposure and fully invested. By early August, rising volatility and falling rates began signaling the Shelter fund back into government bond exposure and, by August 11, the fund was 88 percent in government bond exposure. Rates declined drastically in early August, then began to tick up as the month progressed and there was another small move back into the equity markets. In September, volatility again picked up and rates fell. The fund consequently saw another move into government bonds, finishing the quarter 89 percent in government bond exposure and 11 percent invested in equities. Despite the moves towards greater government bond exposure, the speed of the decline in the market during the third quarter made for a difficult environment for the Shelter fund, as the fund had to absorb around 7 percent downside from July highs before the move to government bonds became active around the $10.88 NAV level. Once the fund was in government bonds by mid-August, it handled the subsequent volatility well in September when volatility was extreme and the S&P 500 saw significant declines for the month. The markets seemed a bit friendlier in October, and the Shelter fund began reinvesting in the equity market to close out the first half of the year 73 percent invested and 27 percent government bond exposure.

The equity allocation in the fund is consistent with the fund's need for broad-based, highly liquid exchange traded funds, which support the fund's ability to move into and out of government bond exposure. During the third quarter, we maintained CLS's investment themes of overweight emerging markets and, to some degree, mid- and small cap stocks. That hurt equity performance significantly, as the risk off trade was in effect in the markets.

**Based on total net asset value as of October 31, 2011. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

You cannot invest directly in an index or benchmark.

Portfolio Composition*

1.07% Small Cap Growth
0.36% Small Cap Value
1.43% Small Cap Blend
3.52% Other / Cash Equivalents
1.74% International Equity
1.80% Mid Cap Blend
2.11% Emerging Markets
2.14% Mid Cap Growth
43.16% Large Cap Blend
8.50% Large Cap Value
9.38% Large Cap Growth
24.79% U.S. Government and Agency Obligations

Top Ten Portfolio Holdings*

U.S. Government and Agency Obligations — **24.79%**

iShares - S&P 500 Index Fund — **21.60%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

SPDR - S&P 500 ETF Trust — **21.56%**
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.

iShares - Russell 1000 Growth Index Fund — **4.45%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

Vanguard - Growth ETF — **4.44%**
This Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.

iShares - Russell 1000 Value Index Fund — **4.25%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market

Vanguard - Value ETF — **4.25%**
This Fund seeks to track the performance of the MSCI US Prime Market Value Index.

Vanguard - Mid-Cap Growth Index Fund — **1.49%**
The investment seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization growth stocks. The fund employs a passive management or indexing investment approach designed to track the performance of the MSCI US Mid Cap Growth Index, a broadly diversified index of growth stocks of medium-size U.S. companies. It attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard - MSCI Emerging Markets ETF — **1.49%**
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.

iShares - MSCI Emerging Markets Index — **1.49%**
This Fund seeks investment results that correspond with the global emerging markets.

23

AdvisorOne Funds Semi-Annual Report

Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2011

	6 Months*	1 Year	3 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	-14.91%	-2.68%	N/A	N/A	N/A	0.18%	12/30/09

* Figure is not annualized.

[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$14,000
$12,000
$10,000
$8,000
12/30/09
1/31/10
4/10
7/10
10/10
1/11
4/11
7/11
10/11
$11,539
$10,739
$10,376
$10,034
Shelter Fund (Class N)
S&P 500 Index
BarCap U.S. Treasury 1-3 Yr
BarCap Govt/Credit 1-5 Yr TR USD

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund's total annual operating expenses, including underlying fund expenses, for the Shelter Fund are 4.30%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark. The BarCap 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. Investors cannot invest directly in an index or benchmark.

Barclays Capital U.S. Treasury 1-3 Year Index, is an unmanaged index of public obligations of the U.S. Treasury with a remaining maturity of one to three years.

The Adviser has elected to change the benchmark comparison for the Fund. Going forward, the BarCap 1-3 Year Government Credit Index will be used. The BarCap 1-5 Year Government Credit Index will continue to be shown with the BarCap 1-3 Year Government Credit Index information for a period of one year.

24

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund
October 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 0.38%
iShares iBoxx $ High Yield Corporate Bond Fund	20,000	$ 1,785,600
Total Bond Funds (cost $1,675,478)		1,785,600

Equity Funds - 100.01%
Commodity Funds - 1.92%
PowerShares DB Agriculture Fund *	10,000	304,100
PowerShares DB Gold Fund *	60,000	3,606,600
PowerShares DB Precious Metals Fund *	60,000	3,649,800
United States Commodity Index Fund *	25,000	1,534,000
		9,094,500
Emerging Markets - 19.60%
iShares MSCI All Country Asia ex Japan Index Fund	180,000	9,640,800
iShares MSCI BRIC Index Fund	100,000	3,980,000
iShares MSCI Emerging Markets Index Fund	420,000	17,136,000
iShares S&P Asia 50 Index Fund	65,000	2,684,500
iShares S&P Latin America 40 Index Fund	200,000	9,098,000
SPDR S&P BRIC 40 ETF	200,000	4,748,000
SPDR S&P China ETF	200,000	13,070,000
SPDR S&P Emerging Asia Pacific ETF	150,000	10,897,500
Vanguard MSCI Emerging Markets ETF	520,000	21,574,800
		92,829,600
International Equity - 6.36%
iShares MSCI Canada Index Fund	140,000	3,953,600
iShares MSCI Germany Index Fund	400,000	8,484,000
iShares MSCI Pacific ex-Japan Index Fund	100,000	4,268,000
iShares MSCI Sweden Index Fund	140,000	3,718,400
iShares S&P Global 100 Index Fund	70,000	4,155,900
Vanguard FTSE All-World ex-US ETF	75,000	3,237,750
Vanguard MSCI Europe ETF	50,000	2,283,000
		30,100,650
Large Cap Blend - 12.93%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	20,000	2,672,600
iShares S&P 100 Index Fund	65,000	3,669,250
iShares S&P 500 Index Fund	40,000	5,032,000
SPDR S&P 500 ETF Trust	159,000	19,946,550
Vanguard Large-Cap ETF	290,000	16,631,500
Vanguard Mega Cap 300 ETF	10,000	429,100
Vanguard Total Stock Market ETF	200,000	12,856,000
		61,237,000
Large Cap Growth - 7.15%
iShares Russell 1000 Growth Index Fund	362,000	21,108,220
PowerShares QQQ Trust Series 1	220,000	12,746,800
		33,855,020

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Large Cap Value - 4.80%
iShares High Dividend Equity Fund	85,000	$ 4,471,000
iShares Morningstar Large Value Index Fund	50,000	2,904,500
RevenueShares Large Cap ETF	290,000	6,783,100
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,193,100
Vanguard Dividend Appreciation ETF	59,000	3,152,960
Vanguard Value ETF	81,000	4,202,280
		22,706,940
Mid Cap Blend - 22.18%
iShares Russell Midcap Index Fund	269,000	26,787,020
iShares S&P MidCap 400 Index Fund	75,000	6,648,750
SPDR S&P MidCap 400 ETF Trust	120,000	19,368,000
Vanguard Extended Market ETF	298,000	15,713,540
Vanguard Mid-Cap ETF	496,000	36,520,480
		105,037,790
Mid Cap Growth - 2.94%
iShares Russell Midcap Growth Index Fund	247,000	13,925,860

Small Cap Blend - 7.63%
iShares Russell 2000 Index Fund	194,000	14,350,180
Vanguard Small Cap ETF	308,000	21,791,000
		36,141,180
Specialty - 14.50%
iShares Dow Jones US Pharmaceuticals Index Fund	60,000	4,219,200
iShares Nasdaq Biotechnology Index Fund	60,000	5,893,800
SPDR Consumer Staples Select Sector Fund	200,000	6,208,000
SPDR Energy Select Sector Fund	325,000	22,620,000
SPDR Financial Select Sector Fund	100,000	1,352,000
SPDR Health Care Select Sector Fund	392,000	13,167,280
SPDR S&P Biotech ETF *	60,000	3,966,600
SPDR S&P Pharmaceuticals ETF	70,000	3,433,500
SPDR Technology Select Sector Fund	300,000	7,803,000
		68,663,380

Total Equity Funds (cost $445,689,573)		473,591,920

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 0.51%
Fifth Third Institutional Money Market Fund	2,417,676	$ 2,417,676
Total Money Market Funds (cost $2,417,676)		2,417,676

Total Investments (cost $449,782,727) - 100.90%		$477,795,196
Liabilities In Excess of Other Assets - (0.90)%		(4,275,806)
NET ASSETS - 100.00%		$473,519,390

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund
October 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 0.46%
Diversified Companies - 0.46%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,167,900
Total Common Stock (cost $1,155,375)		1,167,900

Bond Funds - 36.79%
iShares 10+ Year Credit Bond Fund	1,000	59,330
iShares Barclays 1-3 Year Credit Bond Fund	3,000	314,130
iShares Barclays 3-7 Year Treasury Bond Fund	1,000	121,310
iShares Barclays 7-10 Year Treasury Bond Fund	1,000	103,510
iShares Barclays Aggregate Bond Fund	1,000	110,030
iShares Barclays Credit Bond Fund	271,000	29,593,200
iShares Barclays Intermediate Credit Bond Fund	15,000	1,618,800
iShares iBoxx $ High Yield Corporate Bond Fund	221,000	19,730,880
iShares iBoxx $ Investment Grade Corporate Bond Fund	145,000	16,631,500
PIMCO Enhanced Short Maturity Strategy Fund	4,000	401,320
SPDR Barclays Capital Aggregate Bond ETF	1,000	58,200
SPDR Barclays Capital High Yield Bond ETF	300,000	11,691,000
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	704,970
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	39,880
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	91,140
Vanguard Intermediate-Term Bond ETF	3,000	263,070
Vanguard Intermediate-Term Corporate Bond ETF	25,000	2,056,750
Vanguard Long-Term Corporate Bond ETF	1,000	86,610
Vanguard Short-Term Bond ETF	5,000	407,400
Vanguard Short-Term Corporate Bond ETF	3,000	234,300
Vanguard Total Bond Market ETF	100,000	8,362,000
Total Bond Funds (cost $86,096,608)		92,679,330

Equity Funds - 53.79%
Commodity Funds - 1.55%
PowerShares DB Commodity Index Tracking Fund *	10,000	277,000
PowerShares DB Gold Fund *	25,000	1,502,750
PowerShares DB Precious Metals Fund *	25,000	1,520,750
United States Commodity Index Fund *	10,000	613,600
		3,914,100
Emerging Markets - 6.87%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,142,400
iShares MSCI Emerging Markets Index Fund	40,000	1,632,000
iShares S&P Latin America 40 Index Fund	20,000	909,800
SPDR S&P BRIC 40 ETF	30,000	712,200
SPDR S&P Emerging Asia Pacific ETF	40,000	2,906,000
Vanguard MSCI Emerging Markets ETF	217,000	9,003,330
		17,305,730

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
International Equity - 4.11%
iShares MSCI Germany Index Fund	79,000	$ 1,675,590
iShares S&P Global 100 Index Fund	55,000	3,265,350
Vanguard FTSE All-World ex-US ETF	60,000	2,590,200
Vanguard MSCI Europe ETF	30,000	1,369,800
Vanguard MSCI Pacific ETF	15,000	766,350
Vanguard Total World Stock Index Fund	15,000	678,450
		10,345,740
Large Cap Blend - 15.63%
iShares S&P 100 Index Fund	20,000	1,129,000
iShares S&P 500 Index Fund	50,000	6,290,000
SPDR S&P 500 ETF Trust	157,000	19,695,650
Vanguard Large-Cap ETF	85,000	4,874,750
Vanguard Total Stock Market ETF	115,000	7,392,200
		39,381,600
Large Cap Growth - 2.36%
iShares Russell 1000 Growth Index Fund	41,000	2,390,710
iShares S&P 500 Growth Index Fund	1,000	67,650
PowerShares QQQ Trust Series 1	60,000	3,476,400
		5,934,760
Large Cap Value - 6.82%
iShares High Dividend Equity Fund	75,000	3,945,000
iShares Morningstar Large Value Index Fund	51,000	2,962,590
iShares S&P 500 Value Index Fund	1,000	57,400
RevenueShares Large Cap ETF	70,000	1,637,300
SPDR Dow Jones Industrial Average ETF Trust	30,000	3,579,300
Vanguard Dividend Appreciation ETF	50,000	2,672,000
Vanguard Value ETF	45,000	2,334,600
		17,188,190
Mid Cap Blend - 9.28%
iShares Russell Midcap Index Fund	40,000	3,983,200
iShares S&P MidCap 400 Index Fund	15,000	1,329,750
SPDR S&P MidCap 400 ETF Trust	47,000	7,585,800
Vanguard Extended Market ETF	83,000	4,376,590
Vanguard Mid-Cap ETF	83,000	6,111,290
		23,386,630

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Small Cap Blend - 2.61%
iShares Russell 2000 Index Fund	20,000	$ 1,479,400
Vanguard Small Cap ETF	72,000	5,094,000
		6,573,400
Specialty - 4.56%
iShares Diversified Alternatives Trust *	15,000	743,400
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,406,400
SPDR Consumer Staples Select Sector Fund	80,000	2,483,200
SPDR Energy Select Sector Fund	40,000	2,784,000
SPDR Health Care Select Sector Fund	92,000	3,090,280
SPDR S&P Pharmaceuticals ETF	20,000	981,000
		11,488,280

Total Equity Funds (cost $122,346,773)		135,518,430
	Principal ($)
Corporate Bonds - 7.77%
Agilent Technologies, Inc., 6.50%, due 11/1/17	$ 1,475,000	1,726,313
Alcoa, Inc., 5.87%, due 2/23/22	1,762,000	1,741,075
Bunge, Ltd. Financial, 8.50%, due 6/15/19	779,000	952,923
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,120,000	1,398,479
Enogex, LLC, 6.25%, due 3/15/20 **	2,180,000	2,463,677
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,350,000	1,444,500
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,600,000	1,579,227
HSBC Finance Corp., 7.00%, due 5/15/12	1,600,000	1,645,114
Morgan Stanley, 5.51%, due 9/30/17	1,000,000	1,001,556
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	2,000,000	2,182,172
Sunoco, Inc., 4.875%, due 10/15/14	1,344,000	1,344,257
Timken Co., 6.00%, due 9/15/14	700,000	759,914
Westar Energy, Inc., 6.00%, due 7/1/14	1,207,000	1,329,259
Total Corporate Bonds (cost $17,531,468)		19,568,466

U.S. Government and Agency Obligations - 0.36%
United States Treasury Note, 0.75%, due 11/30/11	300,000	300,164
United States Treasury Note, 0.875%, due 1/31/12	300,000	300,609
United States Treasury Note, 0.875%, due 2/29/12	300,000	300,797
Total U.S. Government and Agency Obligations (cost $900,033)		901,570

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 0.92%
Fifth Third Institutional Money Market Fund	2,339,429	$ 2,339,429
Total Money Market Funds (cost $2,339,429)		2,339,429

Total Investments (cost $230,369,686) - 100.09%		$252,175,125
Liabilities In Excess of Other Assets - (0.09)%		(226,860)
NET ASSETS - 100.00%		$251,948,265

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund
October 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 1.76%
Oil & Gas - 1.76%
ConocoPhillips	26,000	$ 1,810,900
Exxon Mobil Corp.	24,000	1,874,160
Total Common Stock (cost $3,399,703)		3,685,060

Bond Funds - 17.13%
iShares Barclays Credit Bond Fund	82,000	8,954,400
iShares iBoxx $ High Yield Corporate Bond Fund	159,000	14,195,520
SPDR Barclays Capital High Yield Bond ETF	325,000	12,665,250
Total Bond Funds (cost $34,042,442)		35,815,170

Equity Funds - 68.63%
Emerging Markets - 12.22%
iShares MSCI Emerging Markets Index Fund	160,000	6,528,000
iShares S&P Latin America 40 Index Fund	138,000	6,277,620
SPDR S&P BRIC 40 ETF	110,000	2,611,400
Vanguard MSCI Emerging Markets ETF	244,000	10,123,560
		25,540,580
International Equity - 2.90%
iShares MSCI Canada Index Fund	79,000	2,230,960
iShares MSCI Pacific ex-Japan Index Fund	90,000	3,841,200
		6,072,160
Large Cap Blend - 19.51%
iShares S&P 500 Index Fund	60,000	7,548,000
SPDR S&P 500 ETF Trust	154,000	19,319,300
Vanguard Large-Cap ETF	115,000	6,595,250
Vanguard Total Stock Market ETF	114,000	7,327,920
		40,790,470
Large Cap Growth - 4.99%
iShares Russell 1000 Growth Index Fund	50,000	2,915,500
PowerShares QQQ Trust Series 1	65,000	3,766,100
Vanguard Growth ETF	60,000	3,745,800
		10,427,400
Large Cap Value - 4.14%
iShares High Dividend Equity Fund	22,000	1,157,200
iShares Morningstar Large Value Index Fund	50,000	2,904,500
RevenueShares Large Cap ETF	94,000	2,198,660
Vanguard Value ETF	46,000	2,386,480
		8,646,840

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Mid Cap Blend - 13.47%
iShares Russell Midcap Index Fund	33,200	$ 3,306,056
iShares S&P MidCap 400 Index Fund	25,400	2,251,710
SPDR S&P MidCap 400 ETF Trust	68,000	10,975,200
Vanguard Extended Market ETF	92,000	4,851,160
Vanguard Mid-Cap ETF	92,000	6,773,960
		28,158,086

Small Cap Blend - 5.63%
iShares Russell 2000 Index Fund	71,000	5,251,870
Vanguard Small Cap ETF	92,000	6,509,000
		11,760,870
Specialty - 5.77%
iShares S&P Global Energy Sector Index Fund	45,000	1,746,000
iShares S&P Global Materials Sector Index Fund	27,000	1,671,840
Market Vectors-Coal ETF	15,000	569,250
SPDR Industrial Select Sector Fund	85,000	2,838,150
SPDR S&P Biotech ETF *	40,000	2,644,400
SPDR Technology Select Sector Fund	100,000	2,601,000
		12,070,640

Total Equity Funds (cost $132,767,792)		143,467,046
	Principal ($)
Corporate Bonds - 9.45%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$1,160,000	1,357,643
Alcoa, Inc., 5.87%, due 2/23/22	1,719,000	1,698,585
Alcoa, Inc., 6.75%, due 7/15/18	743,000	806,286
Bunge, Ltd. Financial, 8.50%, due 6/15/19	712,000	870,964
Chevron Phillips Chemical Co., 8.25%, due 6/15/19 **	1,112,000	1,388,490
Corning, Inc., 7.25%, due 8/15/36	785,000	959,491
Enogex LLC, 6.25%, due 3/15/20 **	1,450,000	1,638,684
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	2,480,000	2,653,600
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,583,000	1,562,448
HSBC Finance Corp., 7.00%, due 5/15/12	1,583,000	1,627,634
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	1,615,000	1,762,104
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,312,076
United States Steel Corp., 7.375%, due 4/1/20	1,200,000	1,128,000
Total Corporate Bonds (cost $16,912,413)		19,766,005

U.S. Government and Agency Obligations - 0.19%
United States Treasury Note, 0.75%, due 11/30/2011	200,000	200,109
United States Treasury Note, 0.875%, due 2/29/2012	200,000	200,531
Total U.S. Government and Agency Obligations (cost $399,994)		400,640

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 3.13%
Fifth Third Institutional Money Market Fund	6,545,020	$ 6,545,020
Total Money Market Funds (cost $6,545,020)		6,545,020

Total Investments (cost $194,067,363) - 100.29%		$209,678,941
Liabilities In Excess of Other Assets - (0.29)%		(597,431)
NET ASSETS - 100.00%		$209,081,510

* Non-income producing security.
** 144A security.
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
KBW - Keefe, Bruyette & Woods

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund
October 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 2.66%
iShares Barclays 7-10 Year Treasury Bond Fund	14,000	$ 1,449,140
iShares Barclays Government Credit Bond Fund	2,000	226,980
iShares iBoxx $ Investment Grade Corporate Bond Fund	8,000	917,600
iShares JPMorgan USD Emerging Markets Bond Fund	6,000	662,400
PIMCO Enhanced Short Maturity Strategy Fund	5,000	501,650
SPDR Barclays Capital International Treasury Bond ETF	9,000	549,990
Total Bond Funds (cost $4,156,336)		4,307,760

Equity Funds - 93.23%
Emerging Markets - 3.11%
iShares MSCI All Country Asia ex Japan Index Fund	17,500	937,300
iShares MSCI Emerging Markets Small Cap Index Fund *	4,000	179,560
iShares MSCI Poland Investable Market Index Fund	10,000	267,900
iShares MSCI Taiwan Index Fund	136,000	1,758,480
iShares S&P Emerging Markets Infrastructure Index Fund	4,000	120,560
SPDR S&P Emerging Europe ETF	10,000	413,900
Vanguard MSCI Emerging Markets ETF	33,000	1,369,170
		5,046,870
International Equity - 9.28%
iShares MSCI All Country World Minimum Volatility Index Fund *	2,000	101,800
iShares MSCI EAFE Index Fund	4,000	209,480
iShares MSCI EAFE Small Cap Index Fund	34,000	1,276,700
iShares MSCI EMU Index Fund	25,000	769,250
iShares MSCI Germany Index Fund	197,000	4,178,370
iShares MSCI Hong Kong Index Fund	30,000	485,700
iShares MSCI Japan Index Fund	314,000	2,948,460
iShares MSCI Pacific ex-Japan Index Fund	12,000	512,160
iShares MSCI South Korea Index Fund	6,000	332,400
iShares MSCI Switzerland Index Fund	17,000	399,500
iShares MSCI United Kingdom Index Fund	142,000	2,368,560
Vanguard FTSE All-World ex-US ETF	4,500	194,265
Vanguard MSCI Europe ETF	21,000	958,860
Vanguard MSCI Pacific ETF	6,000	306,540
		15,042,045
Large Cap Blend - 8.84%
iShares Morningstar Large Core Index Fund	36,000	2,538,000
iShares MSCI USA Minimum Volatility Index Fund *	2,000	51,920
iShares S&P 500 Index Fund	33,000	4,151,400
PowerShares S&P 500 Low Volatility Portfolio	21,000	525,840
Rydex Russell Top 50 ETF	37,500	3,373,875
SPDR S&P 500 ETF Trust	14,000	1,756,300
Vanguard Mega Cap 300 ETF	45,000	1,930,950
		14,328,285

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Descartes Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Large Cap Growth - 17.80%
iShares Dow Jones Select Dividend Index Fund	10,000	$ 521,100
iShares Morningstar Large Growth Index Fund	58,000	3,894,700
iShares Russell 1000 Growth Index Fund	270,000	15,743,700
iShares Russell 3000 Growth Index Fund	42,000	1,996,260
Vanguard Growth ETF	18,000	1,123,740
Vanguard Mega Cap 300 Growth ETF	115,000	5,576,350
		28,855,850
Large Cap Value - 9.19%
iShares High Dividend Equity Fund	17,000	894,200
iShares Morningstar Large Value Index Fund	32,000	1,858,880
iShares Russell 1000 Value Index Fund	92,000	5,802,440
iShares S&P 500 Value Index Fund	75,000	4,305,000
Rydex S&P 500 Pure Value ETF	29,000	827,950
Vanguard Mega Cap 300 Value ETF	32,000	1,213,120
		14,901,590
Mid Cap Blend - 3.35%
iShares Morningstar Mid Core Index Fund	44,000	3,740,440
iShares Russell Midcap Index Fund	17,000	1,692,860
		5,433,300
Mid Cap Growth - 6.85%
iShares Morningstar Mid Growth Index Fund	4,000	390,040
iShares Russell Midcap Growth Index Fund	190,000	10,712,200
		11,102,240
Small Cap Blend - 0.50%
iShares Russell 2000 Index Fund	11,000	813,670

Small Cap Growth - 6.62%
iShares Morningstar Small Growth Index Fund	15,000	1,261,200
iShares Russell 2000 Growth Index Fund	93,000	7,905,930
Vanguard Small-Cap Growth ETF	20,000	1,554,800
		10,721,930
Specialty - 27.69%
iPath S&P 500 VIX Mid-Term Futures ETN *	1,000	60,750
iShares Dow Jones US Basic Materials Sector Index Fund	9,000	606,960
iShares Dow Jones US Financial Sector Index Fund	56,000	2,808,960
iShares Dow Jones US Healthcare Sector Index Fund	22,000	1,521,300
iShares Dow Jones US Insurance Index Fund	62,000	1,831,480
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	16,000	1,022,720
iShares Dow Jones US Oil Equipment & Services Index Fund	17,000	917,830
iShares Dow Jones US Telecommunications Sector Index Fund	108,000	2,285,280
iShares S&P Global Consumer Staples Sector Index Fund	3,000	196,650
iShares S&P Global Energy Sector Index Fund	209,000	8,109,200
iShares S&P Global Financials Sector Index Fund	11,000	427,350
iShares S&P Global Healthcare Sector Index Fund	6,000	327,720

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Descartes Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Specialty - 27.69% (continued)
iShares S&P Global Industrials Sector Index Fund	21,000	$ 1,033,620
iShares S&P Global Technology Sector Index Fund	146,000	8,878,260
iShares S&P Global Telecommunications Sector Index Fund	30,000	1,732,500
iShares S&P Global Utilities Sector Index Fund	8,000	343,200
iShares S&P North American Technology-Multimedia Networking Index Fund	14,000	401,940
iShares S&P North American Technology-Software Index Fund *	74,000	4,441,480
PowerShares S&P SmallCap Information Technology Portfolio	16,000	446,560
Rydex S&P Equal Weight Technology ETF	7,000	366,289
SPDR Energy Select Sector Fund	31,000	2,157,600
SPDR S&P Regional Banking ETF	50,000	1,173,000
SPDR Technology Select Sector Fund	140,000	3,641,400
WisdomTree Dreyfus Emerging Currency Fund *	7,000	152,250
		44,884,299

Total Equity Funds (cost $147,680,221)		151,130,079

Money Market Funds - 5.13%
Fifth Third Institutional Money Market Fund	8,319,459	8,319,459
Total Money Market Funds (cost $8,319,459)		8,319,459

Total Investments (cost $160,156,016) - 101.02%		$163,757,298
Liabilities In Excess of Other Assets - (1.02)%		(1,660,826)
NET ASSETS - 100.00%		$162,096,472

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund
October 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 12.23%
iShares Barclays 1-3 Year Credit Bond Fund	21,000	$ 2,198,910
iShares Barclays 1-3 Year Treasury Bond Fund	1,000	84,550
iShares Barclays 7-10 Year Treasury Bond Fund	28,000	2,898,280
iShares Barclays 20+ Year Treasury Bond Fund	3,000	347,640
iShares Barclays Credit Bond Fund	33,000	3,603,600
iShares Barclays Government/Credit Bond Fund	6,000	680,940
iShares Barclays Intermediate Credit Bond Fund	14,000	1,510,880
iShares Barclays TIPS Bond Fund	2,000	232,980
iShares iBoxx $ High Yield Corporate Bond Fund	47,000	4,196,160
iShares iBoxx $ Investment Grade Corporate Bond Fund	36,000	4,129,200
iShares JPMorgan USD Emerging Markets Bond Fund	8,000	883,200
PIMCO Enhanced Short Maturity Strategy Fund	37,000	3,712,210
SPDR Barclays Capital High Yield Bond ETF	23,000	896,310
SPDR Barclays Capital International Treasury Bond ETF	17,000	1,038,870
Total Bond Funds (cost $25,196,470)		26,413,730

Equity Funds - 78.48%
Emerging Markets - 3.55%
iShares MSCI All Country Asia ex Japan Index Fund	26,000	1,392,560
iShares MSCI Emerging Markets Small Cap Index Fund *	8,000	359,120
iShares MSCI Taiwan Index Fund	29,000	374,970
iShares S&P Emerging Markets Infrastructure Index Fund	43,000	1,296,020
SPDR S&P Emerging Europe ETF	14,000	579,460
Vanguard MSCI Emerging Markets ETF	88,000	3,651,120
		7,653,250
International Equity - 7.74%
iShares MSCI All Country World Minimum Volatility Index Fund *	2,000	101,800
iShares MSCI EAFE Small Cap Index Fund	24,000	901,200
iShares MSCI EMU Index Fund	28,000	861,560
iShares MSCI Germany Index Fund	154,000	3,266,340
iShares MSCI Japan Index Fund	590,000	5,540,100
iShares MSCI Netherlands Investable Market Index Fund	6,000	110,700
iShares MSCI Pacific ex-Japan Index Fund	9,000	384,120
iShares MSCI South Korea Index Fund	2,000	110,800
iShares MSCI Switzerland Index Fund	43,000	1,010,500
iShares MSCI United Kingdom Index Fund	193,000	3,219,240
Vanguard FTSE All-World ex-US ETF	8,000	345,360
Vanguard MSCI Europe ETF	12,000	547,920
Vanguard MSCI Pacific ETF	6,000	306,540
		16,706,180

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Large Cap Blend - 15.83%
iShares Morningstar Large Core Index Fund	13,000	$ 916,500
iShares MSCI USA Minimum Volatility Index Fund *	2,000	51,920
iShares S&P 100 Index Fund	88,000	4,967,600
iShares S&P 500 Index Fund	89,600	11,271,680
PowerShares S&P 500 High Quality Portfolio	86,000	1,195,400
PowerShares S&P 500 Low Volatility Portfolio	31,000	776,240
Rydex Russell Top 50 ETF	28,000	2,519,160
SPDR S&P 500 ETF Trust	82,000	10,286,900
Vanguard Mega Cap 300 ETF	51,000	2,188,410
		34,173,810
Large Cap Growth - 17.03%
iShares Morningstar Large Growth Index Fund	76,000	5,103,400
iShares Russell 1000 Growth Index Fund	210,000	12,245,100
iShares Russell 3000 Growth Index Fund	55,000	2,614,150
iShares S&P 500 Growth Index Fund	101,000	6,832,650
Rydex S&P 500 Pure Growth ETF	2,000	89,520
Vanguard Growth ETF	110,000	6,867,300
Vanguard Mega Cap 300 Growth ETF	62,000	3,006,380
		36,758,500
Large Cap Value - 8.15%
iShares Dow Jones Select Dividend Index Fund	29,000	1,511,190
iShares High Dividend Equity Fund	44,000	2,314,400
iShares Morningstar Large Value Index Fund	120,000	6,970,800
iShares Russell 1000 Value Index Fund	77,000	4,856,390
Rydex S&P 500 Pure Value ETF	35,000	999,250
Vanguard Mega Cap 300 Value ETF	25,000	947,750
		17,599,780
Mid Cap Blend - 0.57%
iShares Morningstar Mid Core Index Fund	4,000	340,040
iShares Russell Midcap Index Fund	9,000	896,220
		1,236,260

Mid Cap Growth - 3.97%
iShares Morningstar Mid Growth Index Fund	30,000	2,925,300
iShares Russell Midcap Growth Index Fund	100,000	5,638,000
		8,563,300
Small Cap Blend - 1.47%
iShares Russell 2000 Index Fund	43,000	3,180,710

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Small Cap Growth - 3.14%
iShares Morningstar Small Growth Index Fund	16,000	$ 1,345,280
iShares Russell 2000 Growth Index Fund	64,000	5,440,640
		6,785,920
Specialty - 17.03%
iPath S&P 500 VIX Mid-Term Futures ETN *	8,000	486,000
iShares Dow Jones US Financial Sector Index Fund	47,000	2,357,520
iShares Dow Jones US Healthcare Sector Index Fund	36,000	2,489,400
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	7,000	447,440
iShares Dow Jones US Oil Equipment & Services Index Fund	8,000	431,920
iShares Dow Jones US Telecommunications Sector Index Fund	195,000	4,126,200
iShares S&P Global Consumer Staples Sector Index Fund	13,000	852,150
iShares S&P Global Energy Sector Index Fund	104,000	4,035,200
iShares S&P Global Financials Sector Index Fund	5,000	194,250
iShares S&P Global Healthcare Sector Index Fund	30,000	1,638,600
iShares S&P Global Industrials Sector Index Fund	4,000	196,880
iShares S&P Global Materials Sector Index Fund	4,000	247,680
iShares S&P Global Technology Sector Index Fund	42,000	2,554,020
iShares S&P Global Telecommunications Sector Index Fund	64,000	3,696,000
iShares S&P Global Utilities Sector Index Fund	25,000	1,072,500
iShares S&P North American Technology-Multimedia Networking Index Fund	15,000	430,650
iShares S&P North American Technology-Software Index Fund *	20,000	1,200,400
PowerShares DB US Dollar Index Bullish Fund *	316,000	6,816,120
PowerShares S&P SmallCap Information Technology Portfolio	15,000	418,650
SPDR S&P Regional Banking ETF	33,000	774,180
SPDR Utilities Select Sector Fund	23,000	801,320
WisdomTree Dreyfus Emerging Currency Fund *	69,000	1,500,750
		36,767,830

Total Equity Funds (cost $161,288,311)		169,425,540

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 9.91%
Fifth Third Institutional Money Market Fund	21,406,968	$ 21,406,968
Total Money Market Funds (cost $21,406,968)		21,406,968

Total Investments (cost $207,891,749) - 100.62%		$ 217,246,238
Liabilities In Excess of Other Assets - (0.62)%		(1,334,878)
NET ASSETS - 100.00%		$ 215,911,360

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund
October 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 1.27%
Miscellaneous Manufacturing - 0.35%
General Electric Co.	27,000	$ 451,170

Oil & Gas - 0.92%
ConocoPhillips	8,500	592,025
Exxon Mobil Corp.	7,500	585,675
		1,177,700

Total Common Stock (cost $1,593,021)		1,628,870

Bond Funds - 11.65%
iShares iBoxx $ High Yield Corporate Bond Fund	168,000	14,999,040
Total Bond Funds (cost $14,610,305)		14,999,040

Equity Funds - 69.25%
Emerging Markets - 4.08%
iShares FTSE China 25 Index Fund	41,500	1,496,905
iShares MSCI Emerging Markets Index Fund	92,000	3,753,600
		5,250,505
International Equity - 2.90%
iShares MSCI Germany Index Fund	176,000	3,732,960

Large Cap Blend - 26.04%
iShares S&P 500 Index Fund	129,000	16,228,200
SPDR S&P 500 ETF Trust	138,000	17,312,100
		33,540,300
Mid Cap Blend - 4.89%
SPDR S&P MidCap 400 ETF Trust	39,000	6,294,600

Small Cap Blend - 4.94%
iShares Russell 2000 Index Fund	86,000	6,361,420

Specialty - 26.40%
iShares Dow Jones US Real Estate Index Fund	22,000	1,259,280
ProShares Short S&P 500 *	680,000	28,022,800
SPDR Energy Select Sector Fund	17,500	1,218,000
SPDR S&P Bank ETF	42,000	829,920
SPDR S&P Biotech ETF *	8,500	561,935
SPDR S&P Metals & Mining ETF	4,000	219,800
SPDR Technology Select Sector Fund	72,500	1,885,725
		33,997,460

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value

Total Equity Funds (cost $93,005,820)		$ 89,177,245

Money Market Funds - 17.74%
Fifth Third Institutional Money Market Fund	22,843,887	22,843,887
Total Money Market Funds (cost $22,843,887)		22,843,887

Total Investments (cost $132,053,033) - 99.91%		$128,649,042
Other Assets In Excess of Liabilities - 0.09%		118,911
NET ASSETS - 100.00%		$128,767,953

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written
ConocoPhillips Call	28	$ 364
November 2011, Exercise Price $75
ConocoPhillips Call	14	56
November 2011, Exercise Price $77.50
Exxon Mobil Corp. Call	25	100
November 2011, Exercise Price $85
General Electric Co. Call	90	630
November 2011, Exercise Price $18
iShares Dow Jones US Real Estate Index Fund Call	33	2,838
November 2011, Exercise Price $59
iShares Dow Jones US Real Estate Index Fund Call	16	832
November 2011, Exercise Price $60
iShares FTSE China 25 Index Fund Call	29	203
November 2011, Exercise Price $41
iShares FTSE China 25 Index Fund Call	58	2,958
November 2011, Exercise Price $38

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2011 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written (Continued)
iShares MSCI Emerging Markets Index Fund Call	123	$ 5,904
November 2011, Exercise Price $43
iShares MSCI Emerging Markets Index Fund Call	61	793
November 2011, Exercise Price $45
iShares MSCI Germany Index Fund Call	59	1,180
November 2011, Exercise Price $23
iShares MSCI Germany Index Fund Call	293	5,860
November 2011, Exercise Price $24
iShares Russell 2000 Index Fund Call	143	9,438
November 2011, Exercise Price $78
iShares Russell 2000 Index Fund Call	71	2,343
November 2011, Exercise Price $80
SPDR Energy Select Sector Fund Call	58	4,640
November 2011, Exercise Price $73
SPDR Energy Select Sector Fund Call	29	725
November 2011, Exercise Price $76
SPDR S&P 500 ETF Trust Call	326	14,018
November 2011, Exercise Price $132
SPDR S&P 500 ETF Trust Call	163	2,934
November 2011, Exercise Price $134
SPDR S&P Bank ETF Call	140	2,100
November 2011, Exercise Price $21
SPDR S&P Bank ETF Call	70	525
November 2011, Exercise Price $22
SPDR S&P Metals & Mining ETF Call	13	3,250
November 2011, Exercise Price $56
SPDR S&P Metals & Mining ETF Call	7	1,302
November 2011, Exercise Price $58
SPDR S&P MidCap 400 ETF Trust Call	30	5,400
November 2011, Exercise Price $168
SPDR S&P MidCap 400 ETF Trust Call	15	300
November 2011, Exercise Price $174
Total Call Options Written (Proceeds $61,377)		$ 68,693

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund
October 31, 2011 (Unaudited)
	Shares	Value
Bond Funds - 44.89%
iShares Barclays 1-3 Year Credit Bond Fund	3,725	$ 390,045
iShares Barclays Agency Bond Fund	1,375	154,303
iShares Barclays Aggregate Bond Fund	58,890	6,479,667
iShares Barclays Credit Bond Fund	27,575	3,011,190
iShares Barclays Intermediate Credit Bond Fund	65,380	7,055,810
iShares Barclays MBS Bond Fund	2,650	286,067
iShares iBoxx $ High Yield Corporate Bond Fund	124,380	11,104,646
iShares iBoxx $ Investment Grade Corporate Bond Fund	26,500	3,039,550
iShares JPMorgan USD Emerging Markets Bond Fund	15,350	1,694,640
iShares S&P US Preferred Stock Index Fund	17,275	644,530
PowerShares Financial Preferred Portfolio	36,250	614,800
SPDR Barclays Capital Aggregate Bond ETF	15,550	905,010
SPDR Barclays Capital High Yield Bond ETF	275,225	10,725,518
SPDR Barclays Capital Intermediate Term Credit Bond ETF	25,800	866,106
SPDR Barclays Capital Mortgage Backed Bond ETF	4,175	113,017
SPDR DB International Government Inflation-Protected Bond ETF	32,000	1,890,560
SPDR Nuveen Barclays Capital California Municipal Bond ETF	18,000	413,460
Vanguard Intermediate-Term Corporate Bond ETF	20,300	1,670,081
Vanguard Mortgage-Backed Securities ETF	3,300	170,808
Vanguard Short-Term Corporate Bond ETF	7,075	552,557
Vanguard Total Bond Market ETF	42,735	3,573,501
WisdomTree Emerging Markets Local Debt Fund	13,675	695,921
Total Bond Funds (cost $54,595,314)		56,051,787
	Principal ($)
Corporate Bonds - 5.04%
Bank of America Corp., 5.42%, due 3/15/17	$ 1,000,000	935,720
Corning, Inc., 6.20%, due 3/15/16	345,000	404,023
Enogex, LLC, 6.25%, due 3/15/20 *	100,000	113,013
Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 4/1/17	1,000,000	1,070,000
Goldman Sachs Group, Inc., 5.95%, due 1/15/27	1,000,000	987,017
HSBC Finance Corp., 7.00%, due 5/15/12	1,000,000	1,028,196
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 *	1,400,000	218,217
Prudential Insurance Co. of America, 8.30%, due 7/1/25 *	1,200,000	1,534,548
Total Corporate Bonds (cost $6,142,233)		6,290,734

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
October 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 34.89%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 330,342	$ 339,631
Fannie Mae Benchmark, 6.00%, due 1/25/32	76,797	77,373
Federal Farm Credit Bank, 1.45%, due 6/14/16	1,000,000	999,030
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,187,060
Federal Home Loan Bank, 1.125%, due 11/17/17	1,000,000	1,000,320
Federal Home Loan Bank, 2.000%, due 11/24/25	1,000,000	1,001,130
Federal Home Loan Bank, 2.90%, due 4/20/17	619,907	645,336
FGLMC, 6.00%, due 5/1/37	788,702	866,081
FGLMC, 6.50%, due 3/1/39	244,477	270,624
FGLMC, 6.50%, due 4/1/39	1,072,986	1,187,742
FGLMC, 6.50%, due 9/1/38	209,109	231,473
FNCL, 3.50%, due 12/1/30	941,289	973,425
FNCL, 4.00%, due 2/1/40	912,045	950,460
FNCL, 4.00%, due 10/1/40	965,557	1,006,226
FNCL, 4.00%, due 6/1/41	997,643	1,041,858
FNCL, 5.00%, due 10/1/39	77,343	83,883
FNCL, 5.00%, due 11/1/39	959,149	1,043,295
FNCL, 5.00%, due 2/1/40	1,664,821	1,805,598
FNCL, 5.50%, due 12/1/39	765,649	831,448
FNCL, 5.50%, due 4/1/40	808,915	879,946
FNCL, 6.00%, due 12/1/35	1,349,410	1,489,195
FNCL, 6.00%, due 12/1/38	729,078	800,783
FNCL, 6.50%, due 7/1/37	69,069	76,472
FNCL, 6.50%, due 12/1/37	43,286	47,854
FNCL, 6.50%, due 10/1/39	162,791	180,877
FNMA, 2.00%, due 8/23/13	1,000,000	1,005,030
FNMA, 3.00%, due 9/1/16	1,000,000	1,008,530
FNMA, 5.38%, due 11/13/28	1,000,000	1,123,890
Freddie Mac, 5.40%, due 3/17/21	750,000	868,635
GNMA, 3.50%, due 7/16/39	774,845	812,712
GNMA, 4.00%, due 2/20/39	946,094	1,003,966
United States Treasury Bond, 2.125%, due 11/30/14	1,475,000	1,550,997
United States Treasury Bond, 2.375%, due 9/30/14	25,000	26,432
United States Treasury Inflation Indexed Bond, 1.125%, due 1/15/21	2,000,000	2,277,554
United States Treasury Note, 2.375%, due 10/31/14	625,000	661,352

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
October 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 34.89% (continued)
United States Treasury Note, 2.625%, due 6/30/14	$ 100,000	$ 106,016
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,079,297
United States Treasury Note, 2.625%, due 11/15/20	1,000,000	1,052,500
United States Treasury Note, 2.75%, due 10/31/13	175,000	183,634
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,114,375
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,032,891
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,125,937
United States Treasury Note, 4.25%, due 11/15/13	175,000	189,109
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,933,105
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,181,250
United States Treasury Note, 4.75%, due 5/15/14	125,000	138,921
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,198,789
United States Treasury Note, 7.875%, due 2/15/21	1,000,000	1,501,016
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,374,922
Total U.S. Government and Agency Obligations (cost $41,766,989)		43,567,980
	Shares
Short-Term Investments - 15.18%
Money Market Funds - 14.38%
Fifth Third Institutional Money Market Fund	17,954,040	17,954,040
	Principal ($)
U.S. Government and Agency Obligations - 0.80%
United States Treasury Bill, due 2/9/12	$ 1,000,000	999,222

Total Short-Term Investments (cost $18,953,262)		18,953,262

Total Investments (cost $121,457,798) - 100.00%		$124,863,763
Liabilities in Excess of Other Assets - 0.00%		(822)
NET ASSETS - 100.00%		$124,862,941

* 144A security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund
October 31, 2011 (Unaudited)
	Shares	Value
Common Stock - 2.01%
Oil & Gas - 2.01%
ConocoPhillips	11,000	$ 766,150
Exxon Mobil Corp.	10,000	780,900
Total Common Stock (cost $1,427,319)		1,547,050

Bond Funds - 4.10%
iShares iBoxx $ High Yield Corporate Bond Fund	24,500	2,187,360
SPDR Barclays Capital High Yield Bond ETF	25,000	974,250
Total Bond Funds (cost $3,063,181)		3,161,610

Equity Funds - 91.92%
Emerging Markets - 11.19%
iShares S&P Latin America 40 Index Fund	30,000	1,364,700
Vanguard MSCI Emerging Markets ETF	175,000	7,260,750
		8,625,450
International Equity - 2.18%
iShares MSCI Pacific ex-Japan Index Fund	20,000	853,600
iShares S&P Europe 350 Index Fund	23,000	823,860
		1,677,460
Large Cap Blend - 12.88%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	60,000	8,017,800
SPDR S&P 500 ETF Trust	5,000	627,250
Vanguard Total Stock Market ETF	20,000	1,285,600
		9,930,650
Large Cap Growth - 4.96%
PowerShares QQQ Trust Series 1	66,000	3,824,040

Large Cap Value - 8.67%
iShares Dow Jones Select Dividend Index Fund	30,000	1,563,300
iShares High Dividend Equity Fund	47,000	2,472,200
iShares Morningstar Large Value Index Fund	10,000	580,900
RevenueShares Large Cap ETF	20,000	467,800
SPDR S&P Dividend ETF	30,000	1,593,900
		6,678,100
Mid Cap Blend - 32.37%
iShares Russell Midcap Index Fund	45,000	4,481,100
iShares S&P MidCap 400 Index Fund	42,000	3,723,300
SPDR S&P MidCap 400 ETF Trust	66,000	10,652,400
Vanguard Extended Market ETF	50,000	2,636,500
Vanguard Mid-Cap ETF	47,000	3,460,610
		24,953,910

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Small Cap Value - 0.70%
RevenueShares Small Cap ETF	17,000	$ 539,002

Small Cap Blend - 13.70%
iPath Long Extended Russell 2000 TR Index ETN *	10,000	524,000
iShares Russell 2000 Index Fund	40,000	2,958,800
Vanguard Small Cap ETF	100,000	7,075,000
		10,557,800
Specialty - 5.27%
iShares Dow Jones US Pharmaceuticals Index Fund	12,000	843,840
SPDR Consumer Staples Select Sector Fund	4,000	124,160
SPDR Industrial Select Sector Fund	22,000	734,580
SPDR S&P Biotech ETF *	12,000	793,320
SPDR S&P Pharmaceuticals ETF	32,000	1,569,600
		4,065,500

Total Equity Funds (cost $66,134,436)		70,851,912

Money Market Funds - 2.59%
Fifth Third Institutional Money Market Fund	1,995,985	1,995,985
Total Money Market Funds (cost $1,995,985)		1,995,985

Total Investments (cost $72,620,921) - 100.62%		$ 77,556,557
Liabilities In Excess of Other Assets - (0.62)%		(477,373)
NET ASSETS - 100.00%		$ 77,079,184

* Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Reservoir Fund
October 31, 2011 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 70.24%
United States Treasury Note, 0.500%, due 11/30/12	$ 1,000,000	$ 1,003,477
United States Treasury Note, 0.750%, due 3/31/13	1,500,000	1,511,601
United States Treasury Note, 1.000%, due 1/15/14	1,000,000	1,015,625
United States Treasury Note, 1.375%, due 5/15/12	1,000,000	1,006,836
United States Treasury Note, 1.375%, due 5/15/13	2,000,000	2,035,625
Total U.S. Government and Agency Obligations (cost $6,520,311)		6,573,164
	Shares
Money Market Funds - 28.27%
Fifth Third Institutional Money Market Fund	2,646,056	2,646,056
Total Money Market Funds (cost $2,646,056)		2,646,056

Total Investments (cost $9,166,367) - 98.51%		$ 9,219,220
Other Assets In Excess of Liabilities - 1.49%		139,644
NET ASSETS - 100.00%		$ 9,358,864

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund
October 31, 2011 (Unaudited)
	Shares	Value
Equity Funds - 71.69%
Emerging Markets - 2.11%
iShares MSCI Emerging Markets Index Fund	17,200	$ 701,760
Vanguard MSCI Emerging Markets Index Fund	16,950	703,255
		1,405,015
International Equity - 1.74%
iShares MSCI EAFE Index Fund	8,550	447,764
iShares MSCI Germany Index Fund	6,900	146,349
iShares MSCI Japan Index Fund	12,075	113,384
Vanguard Total World Stock Index Fund	10,050	454,561
		1,162,058
Large Cap Blend - 43.16%
iShares S&P 500 Index Fund	114,595	14,416,051
SPDR S&P 500 ETF Trust	114,735	14,393,506
		28,809,557
Large Cap Growth - 9.38%
iShares Russell 1000 Growth Index Fund	50,900	2,967,979
PowerShares QQQ Trust Series 1	5,600	324,464
Vanguard Growth ETF	47,500	2,965,425
		6,257,868
Large Cap Value - 8.50%
iShares Russell 1000 Value Index Fund	45,000	2,838,150
Vanguard Value ETF	54,675	2,836,539
		5,674,689
Mid Cap Blend - 1.80%
iShares Russell Midcap Index Fund	6,025	599,969
Vanguard Mid-Cap ETF	8,150	600,085
		1,200,054
Mid Cap Growth - 2.14%
iShares Russell Midcap Growth Index Fund	12,675	714,617
Vanguard Mid-Cap Growth Index Fund	11,525	714,435
		1,429,052

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Small Cap Blend - 1.43%
iShares Russell 2000 Index Fund	6,425	$ 475,257
Vanguard Small-Cap ETF	6,725	475,794
		951,051
Small Cap Growth - 1.07%
iShares Russell 2000 Growth Index Fund	4,200	357,042
Vanguard Small-Cap Growth ETF	4,600	357,604
		714,646
Small Cap Value - 0.36%
iShares Russell 2000 Value Index Fund	1,850	120,768
Vanguard Small-Cap Value ETF	1,825	116,070
		236,838

Total Equity Funds (cost $48,667,339)		47,840,828
	Principal ($)
U.S. Government and Agency Obligations - 24.79%
United States Treasury Bond, zero coupon due 5/15/13	$ 1,000,000	997,850
United States Treasury Bond, zero coupon due 8/15/13	1,000,000	995,200
United States Treasury Bond, zero coupon due 11/15/13	1,000,000	993,790
United States Treasury Bond, zero coupon due 2/15/14	1,000,000	992,380
United States Treasury Bond, zero coupon due 5/15/14	1,000,000	990,860
United States Treasury Bond, zero coupon due 8/15/14	1,000,000	989,140
United States Treasury Bond, zero coupon due 11/15/14	1,000,000	985,590
United States Treasury Bond, zero coupon due 2/15/15	1,000,000	980,980
United States Treasury Bond, zero coupon due 5/15/15	1,000,000	978,240
United States Treasury Bond, zero coupon due 8/15/15	1,000,000	973,467
United States Treasury Bond, zero coupon due 11/15/15	1,000,000	968,520
United States Treasury Bond, zero coupon due 2/15/16	1,000,000	965,310
United States Treasury Bond, zero coupon due 5/15/16	1,000,000	960,120
United States Treasury Bond, zero coupon due 8/15/16	1,000,000	953,440
United States Treasury Bond, zero coupon due 11/15/16	1,000,000	946,680
United States Treasury Bond, zero coupon due 2/15/17	1,000,000	940,080
United States Treasury Bond, zero coupon due 5/15/17	1,000,000	933,440
Total U.S. Government and Agency Obligations (cost $16,587,946)		16,545,087

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund (Continued)
October 31, 2011 (Unaudited)
	Shares	Value
Money Market Funds - 59.26%
Fifth Third Institutional Money Market Fund	39,561,803	39,561,803
Total Money Market Funds (cost $39,561,803)		39,561,803

Total Investments (cost $104,817,088) - 155.74%		$103,947,718
Liabilities In Excess of Other Assets - (55.74)%		(37,201,383)
NET ASSETS - 100.00%		$ 66,746,335

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2011 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 449,782,727	$ 230,369,686	$ 194,067,363	$ 160,156,016	$ 207,891,749
Investments in securities, at value	$ 477,795,196	$ 252,175,125	$ 209,678,941	$ 163,757,298	$ 217,246,238
Receivable for securities sold	-	-	-	249,771	405,062
Receivable for fund shares sold	265,100	446,018	184,231	107,756	205,436
Interest and dividends receivable	1,861	337,861	352,911	497	3,340
Receivable due from advisor	-	-	-	-	-
Prepaid expenses and other assets	41,167	20,568	14,511	14,178	15,973
Total Assets	478,103,324	252,979,572	210,230,594	164,129,500	217,876,049
Liabilities:
Payable for securities purchased	-	-	-	480,713	1,007,147
Payable for fund shares redeemed	4,095,009	794,740	959,963	1,398,901	759,942
Accrued advisory fees	376,485	190,268	149,601	116,665	161,571
Fees payable to other affiliates	69,249	27,533	23,382	20,082	17,730
Accrued distribution (12b-1) fees	2,553	-	-	-	-
Call options written, at fair value
(premiums received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	40,638	18,766	16,138	16,667	18,299
Total Liabilities	4,583,934	1,031,307	1,149,084	2,033,028	1,964,689
Net Assets	$ 473,519,390	$ 251,948,265	$ 209,081,510	$ 162,096,472	$ 215,911,360
Net Assets:
Paid in capital	$ 543,043,552	$ 249,835,742	$ 216,667,322	$ 168,116,977	$ 203,035,483
Undistributed net investment income (loss)	3,080,909	4,869,637	3,893,006	475,910	972,536
Accumulated net realized gain (loss)
on investments and written options	(100,617,540)	(24,562,553)	(27,090,396)	(10,084,197)	2,548,852
Net unrealized appreciation (depreciation)
on investments and written options	28,012,469	21,805,439	15,611,578	3,587,782	9,354,489
Net Assets	$ 473,519,390	$ 251,948,265	$ 209,081,510	$ 162,096,472	$ 215,911,360
Class C/Investor Class Shares:
Net assets	$ 3,146,063	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 11.93	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	263,600	-	-	-	-

Class N Shares:
Net assets	$ 470,373,327	$ 251,948,265	$ 209,081,510	$ 162,096,472	$ 215,911,360
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 12.62	$ 9.68	$ 9.23	$ 10.11	$ 9.75
Total shares outstanding at end of period	37,271,582	26,022,143	22,663,129	16,032,472	22,152,764

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued)
October 31, 2011 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Reservoir	Shelter
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 132,053,033	$ 121,457,798	$ 72,620,921	$ 9,166,367	$ 104,817,088
Investments in securities, at value	$ 128,649,042	$ 124,863,763	$ 77,556,557	$ 9,219,220	$ 103,947,718
Receivable for securities sold	-	-	-	-	-
Receivable for fund shares sold	323,606	680,913	63,232	88,259	307,949
Interest and dividends receivable	6,030	438,710	7,272	25,126	31
Receivable due from advisor	-	-	-	7,021	-
Prepaid expenses and other assets	22,923	23,236	22,677	35,970	21,720
Total Assets	129,001,601	126,006,622	77,649,738	9,375,596	104,277,418
Liabilities:
Payable for securities purchased	-	1,035,404	-	-	37,385,488
Payable for fund shares redeemed	74,915	46,742	496,952	-	77,772
Accrued advisory fees	73,911	49,113	48,299	-	47,834
Fees payable to other affiliates	9,791	4,968	15,398	5,284	3,320
Accrued distribution (12b-1) fees	-	-	-	712	-
Call options written, at fair value					-
(premiums received $61,377, $0, $0, $0, $0)	68,693	-	-	-	-
Accrued expenses and other liabilities	6,338	7,454	9,905	10,736	16,669
Total Liabilities	233,648	1,143,681	570,554	16,732	37,531,083
Net Assets	$ 128,767,953	$ 124,862,941	$ 77,079,184	$ 9,358,864	$ 66,746,335
Net Assets:
Paid in capital	$ 131,590,699	$ 121,403,555	$ 71,385,493	$ 9,305,871	$ 69,282,680
Undistributed net investment income (loss)	(11,310)	(5,009)	(12,943)	140	(32,853)
Accumulated net realized gain (loss)
on investments and written options	599,871	58,430	770,998	-	(1,634,122)
Net unrealized appreciation (depreciation)
on investments and written options	(3,411,307)	3,405,965	4,935,636	52,853	(869,370)
Net Assets	$ 128,767,953	$ 124,862,941	$ 77,079,184	$ 9,358,864	$ 66,746,335
Class C/Investor Class Shares:
Net assets	$ -	$ -	$ -	$ 4,322,942	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ 10.00	$ -
Total shares outstanding at end of period	-	-	-	432,472	-

Class N Shares:
Net assets	$ 128,767,953	$ 124,862,941	$ 77,079,184	$ 5,035,922	$ 66,746,335
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.43	$ 10.45	$ 11.56	$ 10.02	$ 9.99
Total shares outstanding at end of period	12,347,671	11,953,136	6,665,815	502,745	6,682,081

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2011 (Unaudited)
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 165	$ 518,302	$ 584,563	$ 263	$ 932
Dividend income	3,880,799	3,314,115	2,189,440	1,386,875	2,216,894
Total investment income	3,880,964	3,832,417	2,774,003	1,387,138	2,217,826
Expenses:
Investment advisory fees	2,536,193	1,250,383	1,096,373	853,666	1,096,457
Administration fees	172,136	110,725	98,200	78,772	97,827
Transfer agent fees	80,730	69,723	92,041	57,153	72,470
Accounting fees	46,816	31,047	30,384	26,753	29,456
Professional fees	27,189	15,553	13,070	11,736	13,263
Registration & filing fees	22,110	17,644	19,047	17,507	14,074
Distribution fees (12b-1) - Class C Shares	17,269	-	-	-	-
Chief compliance officer fees	11,493	5,759	5,282	4,326	5,325
Insurance expense	9,054	4,422	4,184	2,981	2,776
Custodian fees	20,330	9,111	8,845	7,373	8,879
Printing and postage expense	13,282	5,810	6,281	4,448	5,997
Trustees' fees	4,520	4,285	3,710	3,839	3,795
Miscellaneous fees and expenses	6,153	5,092	4,522	3,337	4,896
Total expenses before waivers	2,967,275	1,529,554	1,381,939	1,071,891	1,355,215
Expenses waived/reimbursed	(38,162)	(91,889)	(121,891)	(91,069)	(94,879)
Net Expenses	2,929,113	1,437,665	1,260,048	980,822	1,260,336
Net Investment Income (Loss)	951,851	2,394,752	1,513,955	406,316	957,490
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	7,588,061	170,726	1,610,780	2,907,456	3,589,040
Options written	-	-	-	-	-
Total net realized gain (loss)	7,588,061	170,726	1,610,780	2,907,456	3,589,040
Net change in unrealized appreciation
(depreciation) on investments	(80,038,586)	(15,899,187)	(26,320,820)	(23,137,891)	(21,131,271)
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-	-
Net Realized and Unrealized Gain
(Loss) on Investments	(72,450,525)	(15,728,461)	(24,710,040)	(20,230,435)	(17,542,231)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (71,498,674)	$ (13,333,709)	$(23,196,085)	$ (19,824,119)	$ (16,584,741)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued)
For the Six Months Ended October 31, 2011 (Unaudited)
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Reservoir	Shelter
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 437	$ 754,275	$ 42	$ 23,815	$ 53,992
Dividend income	1,153,626	1,346,534	450,501	-	268,219
Total investment income	1,154,063	2,100,809	450,543	23,815	322,211
Expenses:
Investment advisory fees	541,022	380,769	403,331	21,887	308,788
Administration fees	58,210	57,600	41,018	4,377	32,127
Transfer agent fees	62,366	66,036	43,368	6,935	9,932
Accounting fees	24,651	25,780	21,586	19,083	20,818
Professional fees	7,264	8,368	7,252	5,719	5,390
Registration & filing fees	11,062	11,062	11,062	19,115	12,956
Distribution fees (12b-1) - Investor Class Shares	-	-	-	3,203	-
Chief compliance officer fees	2,187	2,712	2,220	400	1,570
Insurance expense	1,325	1,465	1,166	70	653
Custodian fees	3,368	4,161	3,365	196	2,664
Printing and postage expense	4,017	3,923	3,911	197	1,330
Trustees' fees	3,550	3,662	4,261	4,111	3,888
Miscellaneous fees and expenses	3,042	4,203	4,227	942	1,989
Total expenses before waivers	722,064	569,741	546,767	86,235	402,105
Expenses waived/reimbursed	(91,069)	(100,929)	(83,281)	(62,560)	(47,041)
Net Expenses	630,995	468,812	463,486	23,675	355,064
Net Investment Income (Loss)	523,068	1,631,997	(12,943)	140	(32,853)
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	(4,303,164)	34,736	(1,389,760)	-	(2,075,782)
Options written	1,597,968	-	-	-	-
Total net realized gain (loss)	(2,705,196)	34,736	(1,389,760)	-	(2,075,782)
Net change in unrealized appreciation
(depreciation) on investments	(5,530,098)	820,336	(11,067,821)	26,750	(7,488,410)
Net change in unrealized appreciation
(depreciation) on written options	184,247	-	-	-	-
Net Realized and Unrealized Gain
(Loss) on Investments	(8,051,047)	855,072	(12,457,581)	26,750	(9,564,192)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ (7,527,979)	$ 2,487,069	$ (12,470,524)	$ 26,890	$ (9,597,045)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund			Clermont Fund

	Six Months			Six Months
	Ended			Ended
	October 31, 2011	Year Ended		October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011		(Unaudited)	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 951,851	$ 2,348,941		$ 2,394,752	$ 5,430,411
Net realized gain (loss) on investments	7,588,061	30,057,179		170,726	4,071,109
Net realized gain (loss) on written options	-	-		-	-
Distributions of realized gains
by underlying investment companies	-	339,623		-	167,207
Net change in unrealized appreciation
(depreciation) on investments	(80,038,586)	52,158,259		(15,899,187)	18,312,038
Net change in unrealized appreciation
(depreciation) on written options	-	-		-	-
Net increase (decrease) in net assets
resulting from operations	(71,498,674)	84,904,002		(13,333,709)	27,980,765
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	(a)	-	-
Class N	-	(2,127,495)		-	(5,822,468)
From Net Realized Gains:
Class C	-	-		-	-
Class N	-	-		-	-
Total Dividends and Distributions
to Shareholders	-	(2,127,495)		-	(5,822,468)
From Fund Share Transactions (Note 6)	(31,531,339)	(66,183,934)		8,953,130	18,751,122
Total Increase (Decrease) in Net Assets	(103,030,013)	16,592,573		(4,380,579)	40,909,419

Net Assets:
Beginning of period	576,549,403	559,956,830		256,328,844	215,419,425
End of period	$ 473,519,390	$ 576,549,403		$ 251,948,265	$ 256,328,844
Undistributed net investment income
at end of period	$ 3,080,909	$ 2,129,058		$ 4,869,637	$ 2,474,885
(a) Less than $1.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2011	Year Ended	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,513,955	$ 3,573,011	$ 406,316	$ 876,060
Net realized gain (loss) on investments	1,610,780	5,992,272	2,907,456	3,459,698
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	151,460	-	59,143
Net change in unrealized appreciation
(depreciation) on investments	(26,320,820)	23,636,961	(23,137,891)	26,961,617
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	(23,196,085)	33,353,704	(19,824,119)	31,356,518
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(3,780,919)	-	(1,035,585)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(3,780,919)	-	(1,035,585)
From Fund Share Transactions (Note 6)	(8,522,186)	22,004,192	(9,376,280)	4,464,318
Total Increase (Decrease) in Net Assets	(31,718,271)	51,576,977	(29,200,399)	34,785,251

Net Assets:
Beginning of period	240,799,781	189,222,804	191,296,871	156,511,620
End of period	$ 209,081,510	$ 240,799,781	$ 162,096,472	$ 191,296,871
Undistributed net investment income
at end of period	$ 3,893,006	$ 2,379,051	$ 475,910	$ 69,594

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2011	Year Ended	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 957,490	$ 2,232,142	$ 523,068	$ 675,791
Net realized gain (loss) on investments	3,589,040	4,428,753	(4,303,164)	4,108,443
Net realized gain (loss) on written options	-	-	1,597,968	1,218,677
Distributions of realized gains
by underlying investment companies	-	81,643	-	-
Net change in unrealized appreciation
(depreciation) on investments	(21,131,271)	23,804,053	(5,530,098)	691,612
Net change in unrealized appreciation
(depreciation) on written options	-	-	184,247	(199,849)
Net increase (decrease) in net assets
resulting from operations	(16,584,741)	30,546,591	(7,527,979)	6,494,674
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	-	(2,555,382)	(534,378)	(680,628)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	-	-	(1,989,852)
Total Dividends and Distributions
to Shareholders	-	(2,555,382)	(534,378)	(2,670,480)
From Fund Share Transactions (Note 6)	2,781,555	34,440,975	48,666,304	31,215,676
Total Increase (Decrease) in Net Assets	(13,803,186)	62,432,184	40,603,947	35,039,870

Net Assets:
Beginning of period	229,714,546	167,282,362	88,164,006	53,124,136
End of period	$ 215,911,360	$ 229,714,546	$ 128,767,953	$ 88,164,006
Undistributed (Overdistributed) net investment
at end of period	$ 972,536	$ 15,046	$ (11,310)	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2011	Year Ended	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 1,631,997	$ 2,673,906	$ (12,943)	$ 276,323
Net realized gain (loss) on investments	34,736	289,217	(1,389,760)	2,099,553
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	61,251	-	108,578
Net change in unrealized appreciation
(depreciation) on investments	820,336	1,990,241	(11,067,821)	12,145,964
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	2,487,069	5,014,615	(12,470,524)	14,630,418
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	-	-	-
Class N	(1,637,006)	(2,738,055)	-	(323,326)
From Net Realized Gains:
Class C	-	-	-	-
Class N	-	(270,585)	-	(115,381)
Total Dividends and Distributions
to Shareholders	(1,637,006)	(3,008,640)	-	(438,707)
From Fund Share Transactions (Note 6)	16,386,287	38,256,197	349,912	8,536,338
Total Increase (Decrease) in Net Assets	17,236,350	40,262,172	(12,120,612)	22,728,049

Net Assets:
Beginning of period	107,626,591	67,364,419	89,199,796	66,471,747
End of period	$ 124,862,941	$ 107,626,591	$ 77,079,184	$ 89,199,796
Undistributed (Overdistributed) net investment
income at end of period	$ (5,009)	$ 242	$ (12,943)	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Reservoir Fund		Shelter Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2011	Year Ended	October 31, 2011	Year Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 140	$ (4,779)	$ (32,853)	$ 125,140
Net realized gain (loss) on investments	-	-	(2,075,782)	492,449
Net realized gain (loss) on written options	-	-	-	-
Distributions of realized gains
by underlying investment companies	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	26,750	26,103	(7,488,410)	6,184,906
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-
Net increase (decrease) in net assets
resulting from operations	26,890	21,324	(9,597,045)	6,802,495
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	-	-	(175,929)
Investor Class	-	-	-	-
From Net Realized Gains:
Class C	-	-	-	-
Investor Class	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	(175,929)
From Fund Share Transactions (Note 6)	1,548,904	3,612,792	18,851,130	38,421,595
Total Increase (Decrease) in Net Assets	1,575,794	3,634,116	9,254,085	45,048,161

Net Assets:
Beginning of period	7,783,070	4,148,954	57,492,250	12,444,089
End of period	$ 9,358,864	$ 7,783,070	$ 66,746,335	$ 57,492,250
Undistributed (Overdistributed) net investment
income at end of period	$ 140	$ -	$ (32,853)	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class C Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2011		2011	2010	2009		2008		2007
	(Unaudited)
Net asset value, beginning of period	$ 13.73		$ 11.80	$ 8.37	$ 14.31		$ 14.47		$ 14.91

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.04)		(0.07)	(0.07)	0.01		(0.10)		(0.05)
Net realized and unrealized gain (loss)
on investments	(1.76)		2.00	3.52	(5.60)		0.65		1.49
Total income (loss) from
investment operations	(1.80)		1.93	3.45	(5.59)		0.55		1.44

Less distributions from:
net investment income	-		-	(0.02)	-		-		-
net realized gain	-		-	-	(0.35)		(0.71)		(1.88)
Total distributions from net investment
income and net realized gains	$ -		$ -	$ (0.02)	$ (0.35)		$ (0.71)		$ (1.88)

Net asset value, end of period	$ 11.93		$ 13.73	$ 11.80	$ 8.37		$ 14.31		$ 14.47

Total return (c)	(13.11)%	(g)	16.36%	41.17%	(38.90)%		3.62%		10.25%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 3,146		$ 3,963	$ 4,130	$ 3,292		$ 5,850		$ 7,194
Ratio of expenses to
average net assets (d)	2.15%	(f)	2.15%	2.15%	2.15%	(e)	2.15	(e)	2.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.17%	(f)	2.17%	2.15%	2.15%	(e)	2.15	(e)	2.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.62)%	(f)	(0.56)%	(0.64)%	0.11%		(0.67)%		(0.37)%
Portfolio turnover rate	14%	(g)	53%	29%	69%		44%		173%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior period expense reimbursement by Adviser.
(f) Annualized for periods less than one year.
(g) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2011		2011	2010	2009		2008		2007
	(Unaudited)
Net asset value, beginning of period	$ 14.44		$ 12.34	$ 8.75	$ 14.97		$ 15.02		$ 15.39

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.02		0.06	0.04	0.12		0.06		0.09
Net realized and unrealized gain (loss)
on investments	(1.84)		2.09	3.68	(5.88)		0.67		1.55
Total income (loss) from
investment operations	(1.82)		2.15	3.72	(5.76)		0.73		1.64

Less distributions from:
net investment income	-		(0.05)	(0.13)	(0.11)		(0.06)		(0.13)
net realized gains	-		-	-	(0.35)		(0.72)		(1.88)
Total distributions from net investment
income and net realized gains	-		(0.05)	(0.13)	(0.46)		(0.78)		(2.01)

Net asset value, end of period	$ 12.62		$ 14.44	$ 12.34	$ 8.75		$ 14.97		$ 15.02

Total return (c)	(12.60)%	(g)	17.47%	42.60%	(38.26)%		4.64%		11.29%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 470,373		$572,587	$555,827	$517,478		$825,756		$655,153
Ratio of expenses to
average net assets (d)	1.15%	(f)	1.15%	1.15%	1.15%	(e)	1.15%	(e)	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.17%	(f)	1.17%	1.15%	1.15%	(e)	1.15%	(e)	1.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.38%	(f)	0.46%	0.37%	1.13%		0.39%		0.61%
Portfolio turnover rate	14%	(g)	53%	29%	69%		44%		173%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior period expense reimbursement by Adviser.
(f) Annualized for periods less than one year.
(g) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Net asset value, beginning of period	$ 10.21		$ 9.31	$ 7.48	$ 10.51	$ 11.39	$ 11.04

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09		0.23	0.22	0.25	0.23	0.23
Net realized and unrealized gain (loss)
on investments	(0.62)		0.91	1.82	(3.04)	(0.33)	0.66
Total income (loss) from
investment operations	(0.53)		1.14	2.04	(2.79)	(0.10)	0.89

Less distributions from:
net investment income	-		(0.24)	(0.21)	(0.13)	(0.23)	(0.23)
net realized gains	-		-	-	(0.11)	(0.55)	(0.31)
Total distributions from net investment
income and net realized gains	-		(0.24)	(0.21)	(0.24)	(0.78)	(0.54)

Net asset value, end of period	$ 9.68		$ 10.21	$ 9.31	$ 7.48	$ 10.51	$ 11.39

Total return (c)	(5.19)%	(f)	12.42%	27.39%	(26.48)%	(1.13)%	8.23%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 251,948		$256,329	$215,419	$126,290	$168,224	$130,047
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.22%	(e)	1.23%	1.22%	1.27%	1.23%	1.25%
Ratio of net investment income (loss) to
average net assets (b)	1.92%	(e)	2.38%	2.58%	2.98%	2.06%	2.07%
Portfolio turnover rate	6%	(f)	27%	27%	67%	66%	118%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Net asset value, beginning of period	$ 10.22		$ 8.92	$ 6.58	$ 11.32	$ 11.14	$ 10.11

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.07		0.16	0.15	0.18	0.14	0.12
Net realized and unrealized gain (loss)
on investments	(1.06)		1.31	2.36	(4.63)	0.65	1.04
Total income (loss) from
investment operations	(0.99)		1.47	2.51	(4.45)	0.79	1.16

Less distributions from:
net investment income	-		(0.17)	(0.17)	(0.09)	(0.13)	(0.10)
net realized gains	-		-	-	(0.20)	(0.48)	(0.03)
Total distributions from net investment
income and net realized gains	-		(0.17)	(0.17)	(0.29)	(0.61)	(0.13)

Net asset value, end of period	$ 9.23		$ 10.22	$ 8.92	$ 6.58	$ 11.32	$ 11.14

Total return (c)	(9.69)%	(f)	16.57%	38.27%	(39.25)%	6.93%	11.56%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 209,082		$240,800	$189,223	$120,365	$164,936	$123,339
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.26%	(e)	1.25%	1.28%	1.30%	1.23%	1.31%
Ratio of net investment income (loss) to
average net assets (b)	1.38%	(e)	1.74%	1.80%	2.31%	1.18%	1.12%
Portfolio turnover rate	18%	(f)	26%	40%	75%	83%	102%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Net asset value, beginning of period	$ 11.29		$ 9.48	$ 6.87	$ 10.84	$ 11.32	$ 9.99

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.02		0.05	0.06	0.09	0.04	0.10
Net realized and unrealized gain (loss) on
on investments	(1.20)		1.82	2.63	(3.99)	(0.10)	1.31
Total income (loss) from
investment operations	(1.18)		1.87	2.69	(3.90)	(0.06)	1.41

Less distributions from:
net investment income	-		(0.06)	(0.08)	(0.06)	(0.06)	(0.08)
net realized gains	-		-	-	(0.01)	(0.36)	-
Total distributions from net investment
income and net realized gains	-		(0.06)	(0.08)	(0.07)	(0.42)	(0.08)

Net asset value, end of period	$ 10.11		$ 11.29	$ 9.48	$ 6.87	$ 10.84	$ 11.32

Total return (c)	(10.45)%	(f)	19.80%	39.21%	(35.92)%	(0.75)%	14.16%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 162,096		$191,297	$156,512	$106,006	$161,765	$136,870
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.26%	(e)	1.26%	1.27%	1.26%	1.22%	1.32%
Ratio of net investment income (loss) to
average net assets (b)	0.48%	(e)	0.53%	0.68%	1.14%	0.39%	0.92%
Portfolio turnover rate	16%	(f)	25%	27%	38%	38%	16%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2011		2011	2010	2009	2008	2007
	(Unaudited)
Net asset value, beginning of period	$ 10.48		$ 9.17	$ 7.18	$ 10.40	$ 10.94	$ 9.99

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.04		0.11	0.12	0.19	0.12	0.16
Net realized and unrealized gain (loss)
on investments	(0.77)		1.32	2.00	(3.24)	(0.33)	0.91
Total income (loss) from
investment operations	(0.73)		1.43	2.12	(3.05)	(0.21)	1.07

Less distributions from:
net investment income	-		(0.12)	(0.13)	(0.13)	(0.12)	(0.12)
net realized gains	-		-	-	(0.04)	(0.21)	-
Total distributions from net investment
income and net realized gains	-		(0.12)	(0.13)	(0.17)	(0.33)	(0.12)

Net asset value, end of period	$ 9.75		$ 10.48	$ 9.17	$ 7.18	$ 10.40	$ 10.94

Total return (c)	(6.97)%	(f)	15.72%	29.57%	(29.31)%	(2.06)%	10.71%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 215,911		$229,715	$167,282	$ 41,093	$ 47,740	$ 34,502
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	(e)	1.24%	1.29%	1.43%	1.39%	1.73%
Ratio of net investment income (loss) to
average net assets (b)	0.87%	(e)	1.17%	1.40%	2.30%	1.14%	1.58%
Portfolio turnover rate	23%	(f)	22%	7%	46%	49%	81%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Enhanced Income Fund and Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Enhanced Income Fund					Flexible Income Fund

	Six Months					Six Months
	Ended		Year Ended	Period Ended		Ended		Year Ended	Period Ended
	October 31,		April 30,	April 30,		October 31,		April 30,	April 30,
	2011		2011	2010 *		2011		2011	2010 *
	(Unaudited)					(Unaudited)
Net asset value, beginning of period	$ 11.11		$ 10.58	$ 10.00		$ 10.37		$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.11	0.06		0.15		0.32	0.15
Net realized and unrealized gain (loss)
on investments	(0.69)		0.83	0.57		0.07		0.29	0.06
Total income (loss) from
investment operations	(0.64)		0.94	0.63		0.22		0.61	0.21

Less distributions from:
net investment income	(0.04)		(0.11)	(0.05)		(0.14)		(0.32)	(0.10)
net realized gains	-		(0.30)	(0.00)	(g)	-		(0.03)	-
Total distributions from net investment
income and net realized gains	(0.04)		(0.41)	(0.05)		(0.14)		(0.35)	(0.10)

Net asset value, end of period	$ 10.43		$ 11.11	$ 10.58		$ 10.45		$ 10.37	$ 10.11

Total return (c)	(5.73)%	(f)	9.11%	6.32%	(f)	2.19%	(f)	6.10%	2.15%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 128,768		$ 88,164	$ 53,124		$ 124,863		$107,627	$ 67,364
Ratio of expenses to
average net assets (d)	1.05%	(e)	1.05%	1.05%	(e)	0.80%	(e)	0.80%	0.80%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.20%	(e)	1.36%	1.90%	(e)	0.97%	(e)	1.01%	1.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.87%	(e)	1.02%	1.07%	(e)	2.78%	(e)	3.07%	2.64%	(e)
Portfolio turnover rate	21%	(f)	86%	3%	(f)	3%	(f)	10%	3%	(f)

* The Enhanced Income Fund and Flexible Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months		Year	Period
	Ended		Ended	Ended
	October 31,		April 30,	April 30,
	2011		2011	2010*
	(Unaudited)
Net asset value, beginning of period	$ 13.37		$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	-		0.04	0.01
Net realized and unrealized gain (loss)
on investments	(1.81)		2.15	1.30
Total income from
investment operations	(1.81)		2.19	1.31

Less distributions from:
net investment income	-		(0.05)	(0.06)
net realized gains	-		(0.02)	(0.00)	(g)
Total distributions from net investment
income and net realized gains	-		(0.07)	(0.06)

Net asset value, end of period	$ 11.56		$ 13.37	$ 11.25

Total return (c)	(13.54)%	(f)	19.50%	13.14%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 77,079		$ 89,200	$ 66,472
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.36%	(e)	1.35%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.03)%	(e)	0.37%	0.23%	(e)
Portfolio turnover rate	38%	(f)	42%	20%	(f)

* The Select Appreciation Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Reservoir Fund

Selected data based on a share outstanding throughout each period indicated.

	Investor
	Class Shares

	Six Months		Year		Period
	Ended		Ended		Ended
	October 31,		April 30,		April 30,
	2011		2011		2010*
	(Unaudited)
Net asset value, beginning of period	$ 9.96		$ 9.93		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	-		(0.01)		(0.06)
Net realized and unrealized gain (loss)
on investments	0.04		0.04		(0.01)
Total income (loss) from
investment operations	0.04		0.03		(0.07)

Net asset value, end of period	$ 10.00		$ 9.96		$ 9.93

Total return (c)	0.40%	(f)	0.30%		(0.70)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 4,323		$ 2,078		$ 383
Ratio of expenses to
average net assets (d)	0.54%	(e)(g)	0.46%	(g)	0.80%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.47%	(e)	2.39%		3.58%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.00%	(e)	(0.07)%		(0.66)%	(e)
Portfolio turnover rate	0%	(f)	0%		0%	(f)

* Fund commenced operations on May 29, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) The adviser has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.26%
and 0.33% for the periods ended October 31, 2011 and April 30, 2011, respectively, decreased the net expense ratio.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Reservoir Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N
	Shares

	Six Months		Year		Period
	Ended		Ended		Ended
	October 31,		April 30,		April 30,
	2011		2011		2010*
	(Unaudited)
Net asset value, beginning of period	$ 9.98		$ 9.95		$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	-		(0.01)		(0.05)
Net realized and unrealized gain (loss)
on investments	0.04		0.04		-
Total income (loss) from
investment operations	0.04		0.03		(0.05)

Net asset value, end of period	$ 10.02		$ 9.98		$ 9.95

Total return (c)	0.40%	(f)	0.30%		(0.50)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 5,036		$ 5,705		$ 3,766
Ratio of expenses to
average net assets (d)	0.54%	(e)(g)	0.45%	(g)	0.60%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	3.64%	(e)	2.20%		7.81%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.00%	(e)	(0.07)%		(0.50)%	(e)
Portfolio turnover rate	0%	(f)	0%		0%	(f)

* Fund commenced operations on May 29, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) The adviser has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06%
and 0.15% for the periods ended October 31, 2011 and April 30, 2011, respectively, decreased the net expense ratio.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months		Year	Period
	Ended		Ended	Ended
	October 31,		April 30,	April 30,
	2011		2011	2010*
	(Unaudited)
Net asset value, beginning of period	$ 11.74		$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.01)		0.04	(0.01)
Net realized and unrealized gain (loss)
on investments	(1.69)		1.31	0.45
Total income from
investment operations	(1.70)		1.35	0.44

Less distributions from:
net investment income	(0.05)		(0.05)	-
net realized gains	-		-	-
Total distributions from net investment
income and net realized gains	(0.05)		(0.05)	-

Net asset value, end of period	$ 9.99		$ 11.74	$ 10.44

Total return (c)	(14.91)%	(f)	12.95%	4.40%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 66,746		$ 57,492	$ 12,444
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.30%	(e)	1.34%	4.05%	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.11)%	(e)	0.37%	(0.26)%	(e)
Portfolio turnover rate	162%	(f)	89%	0%	(f)

* Fund commenced operations on December 30, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.
(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements

October 31, 2011 (Unaudited)

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Reservoir Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Reservoir Fund Shelter Fund	Long-term growth Current income Limiting the impact of large equity market declines

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Reservoir Fund, and Shelter Fund
Investor Class	Reservoir Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N and Investor Class Shares are offered at net asset value.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level  2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level  3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Funds’ assets and liabilities measured at fair value:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 1,785,600	$ -	$ -	$ 1,785,600
Equity Funds	473,591,920	-	-	473,591,920
Money Market Funds	2,417,676	-	-	2,417,676
Total	$ 477,795,196	$ -	$ -	$ 477,795,196

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,167,900	$ -	$ -	$ 1,167,900
Bond Funds	92,679,330	-	-	92,679,330
Equity Funds	135,518,430	-	-	135,518,430
Corporate Bonds	-	19,568,466	-	19,568,466
U.S. Government & Agency Obligations	-	901,570	-	901,570
Money Market Funds	2,339,429	-	-	2,339,429
Total	$ 231,705,089	$ 20,470,036	$ -	$ 252,175,125

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,685,060	$ -	$ -	$ 3,685,060
Bond Funds	35,815,170	-	-	35,815,170
Equity Funds	143,467,046	-	-	143,467,046
Corporate Bonds	-	19,766,005	-	19,766,005
U.S. Government & Agency Obligations	-	400,640	-	400,640
Money Market Funds	6,545,020	-	-	6,545,020
Total	$ 189,512,296	$ 20,166,645	$ -	$ 209,678,941

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Descartes

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 4,307,760	$ -	$ -	$ 4,307,760
Equity Funds	151,130,079	-	-	151,130,079
Money Market Funds	8,319,459	-	-	8,319,459
Total	$ 163,757,298	$ -	$ -	$ 163,757,298

Liahona

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 26,413,730	$ -	$ -	$ 26,413,730
Equity Funds	169,425,540	-	-	169,425,540
Money Market Funds	21,406,968	-	-	21,406,968
Total	$ 217,246,238	$ -	$ -	$ 217,246,238

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,628,870	$ -	$ -	$ 1,628,870
Bond Funds	14,999,040	-	-	14,999,040
Equity Funds	89,177,245	-	-	89,177,245
Money Market Funds	22,843,887	-	-	22,843,887
Total	$ 128,649,042	$ -	$ -	$ 128,649,042
Liabilites	Level 1	Level 2	Level 3	Total
Written Options	$ 68,693	$ -	$ -	$ 68,693
Total	$ 68,693	$ -	$ -	$ 68,693

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 56,051,787	$ -	$ -	$ 56,051,787
Corporate Bonds	-	6,290,734	-	6,290,734
U.S. Government & Agency Obligations	-	43,567,980	-	43,567,980
Short Term U.S. Government & Agency	-	999,222	-	999,222
Money Market Funds	17,954,040	-	-	17,954,040
Total	$ 74,005,827	$ 50,857,936	$ -	$ 124,863,763

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,547,050	$ -	$ -	$ 1,547,050
Bond Funds	3,161,610	-	-	3,161,610
Equity Funds	70,851,912	-	-	70,851,912
Money Market Funds	1,995,985	-	-	1,995,985
Total	$ 77,556,557	$ -	$ -	$ 77,556,557

Reservoir

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ -	$ 6,573,164	$ -	$ 6,573,164
Money Market Funds	2,646,056	-	-	2,646,056
Total	$ 2,646,056	$ 6,573,164	$ -	$ 9,219,220

Shelter

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 47,840,828	$ -	$ -	$ 47,840,828
U.S. Government & Agency Obligations	-	16,545,087	-	16,545,087
Money Market Funds	39,561,803	-	-	39,561,803
Total	$ 87,402,631	$ 16,545,087	$ -	$ 103,947,718

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

The Funds did not hold any Level 3 securities during the period. There were no significant transfers into or out of Level 1 & 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Refer to the Portfolio of Investments for security classifications.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.   For the six months ended October 31, 2011, the Enhanced Income Fund’s change in unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $184,247 and $1,597,968, respectively.  Such figures can be found on the Statements of Operations in this shareholder report.  The value of such options as of October 31, 2011 was $68,693 and can be found on the Statements of Assets and Liabilities.

The number of option contracts written and the premiums received by Enhanced Income Fund during the six months ended October 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	4,569	$ 96,134
Options written	67,790	2,366,964
Options exercised	(13,930)	(543,313)
Options expired	(35,093)	(929,020)
Options closed	(21,442)	(929,388)
Options outstanding, end of period	1,894	$ 61,377

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Reservoir, Enhanced Income and Flexible Income. The rates these funds will pay are as follows: Reservoir, 0.50%; Enhanced Income, 0.90%; and Flexible Income, 0.65%.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through August 31, 2012.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%
Class N (Reservoir)	0.60%
Investor Class (Reservoir)	0.80%

The Adviser has voluntarily agreed to waive additional fees for the Reservoir Fund in order to maintain a 1 basis point return, calculated on a daily basis on each day the market is open for business.  This agreement may be terminated at any time.

The waivers and reimbursements, if any, of the Adviser’s fees for the six months ended October 31, 2011 were as follows:

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Fund	Waiver/Reimbursement
Amerigo Fund Clermont Fund	$ 38,162 91,889
Select Allocation Fund	121,891
Descartes Fund	91,069
Liahona Fund	94,879
Enhanced Income Fund	91,069
Flexible Income Fund	100,929
Select Appreciation Fund	83,281
Reservoir Fund Shelter Fund	62,560 47,041

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six months ended October 31, 2011, the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

Fund	2012	2013	2014	Total
Amerigo	$ -	$ 23,324	$ 117,624	$ 140,948
Clermont	151,770	128,022	183,614	463,406
Select Allocation	190,957	195,804	214,664	601,425
Descartes	142,070	148,783	173,239	464,092
Liahona	112,449	107,844	163,287	383,580
Enhanced Income	-	101,850	202,927	304,777
Flexible Income	-	97,013	186,281	283,294
Select Appreciation	-	108,252	144,237	252,489
Reservoir	-	104,336	113,611	217,947
Shelter	-	58,895	63,239	122,134

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS” or the “Administrator”), an affiliate of the Adviser, whereby GFS will provide administrative, fund accounting and transfer agency services to the Funds.  The Administration Services Agreement provides that GFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, GFS receives from each Fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, GFS receives from each Fund a monthly fee of

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

$2,250 for the initial class and $500 for each class thereafter, plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million.  For providing transfer agent services, GFS receives from each Fund a monthly fee based on the greater of a $18,000 per year minimum [excluding the Reservoir and Shelter Funds] or an annual per account fee of $16.00 for open accounts and $2.00 for closed accounts, plus certain transaction fees, which are allocated by shareholder accounts.  In addition to the service fees mentioned above, GFS is also reimbursed for any out-of-pocket expenses.  The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, Gemcom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2011, Gemcom received $48,524 for providing such services. Such fees would be included in the line item marked “Printing and postage expense” on the Statement of Operations in this shareholder report.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2011, the Funds incurred expenses of $41,274 for compliance services pursuant to the Trust’s Agreement with NLCS. The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plan for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Under the Plan, the Fund has authorized to pay the Distributor a combined shareholder service and distribution fee at the rate of 0.25%, of which 0.20% is currently being charged, of average net assets attributable to Investor Class Shares. Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

A Trustee and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2011, were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$ 449,782,727	$ 36,939,886	$ (8,927,417)	$ 28,012,469
Clermont Fund	230,369,686	23,860,290	(2,054,851)	21,805,439
Select Allocation Fund	194,067,363	16,747,233	(1,135,655)	15,611,578
Descartes Fund	160,156,016	9,865,727	(6,277,945)	3,587,782
Liahona Fund	207,891,749	13,424,538	(4,070,049)	9,354,489
Enhanced income Fund	132,053,033	678,818	(4,082,809)	(3,403,991)
Flexible Income Fund	121,457,798	3,670,199	(264,234)	3,405,965
Select Appreciation Fund	72,620,921	5,168,916	(233,280)	4,935,636
Reservoir Fund	9,166,367	52,853	-	52,853
Shelter Fund	104,817,088	86,053	(955,423)	(869,370)

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2011, were as follows:

	Purchases	Sales
Amerigo Fund	$74,066,720	$102,622,714
Clermont Fund	28,561,162	14,770,567
Select Allocation Fund	39,354,930	49,642,838
Descartes Fund	26,576,757	37,987,179
Liahona Fund	47,256,009	50,211,638
Enhanced Income Fund	145,238,240	111,710,616
Flexible Income Fund	15,714,871	1,518,231
Select Appreciation Fund	30,881,900	31,931,694
Reservoir Fund	1,020,624	-
Shelter Fund	114,024,055	96,468,208

6.

Shareholders’ Transactions

At October 31, 2011, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Period Ended		Year Ended
	October 31, 2011		April 30, 2011
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	2,892	$ 33,663	14,536	$ 179,568
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(27,965)	(327,130)	(75,801)	(910,518)
Net decrease	(25,073)	$ (293,467)	(61,265)	$ (730,950)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,410,156	$ 44,172,237	6,818,652	$ 86,295,484
Shares issued to shareholders
in reinvestment	-	-	157,003	2,094,424
Shares redeemed	(5,784,157)	(75,410,109)	(12,370,654)	(153,842,892)
Net decrease	(2,374,001)	$ (31,237,872)	(5,394,999)	$ (65,452,984)

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

	October 31, 2011		April 30, 2011
Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,856,823	$ 37,340,993	7,676,968	$ 72,924,163
Shares issued to shareholders
in reinvestment	-	-	595,354	5,733,254
Shares redeemed	(2,940,001)	(28,387,863)	(6,294,217)	(59,906,295)
Net increase	916,822	$ 8,953,130	1,978,105	$ 18,751,122

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,409,678	$ 22,692,331	6,450,915	$ 59,440,210
Shares issued to shareholders
in reinvestment	-	-	380,086	3,626,025
Shares redeemed	(3,308,196)	(31,214,517)	(4,478,741)	(41,062,043)
Net increase (decrease)	(898,518)	$ (8,522,186)	2,352,260	$ 22,004,192

Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,432,799	$ 14,763,638	3,936,057	$ 38,794,957
Shares issued to shareholders
in reinvestment	-	-	98,702	1,027,486
Shares redeemed	(2,349,111)	(24,139,918)	(3,602,775)	(35,358,125)
Net increase (decrease)	(916,312)	$ (9,376,280)	431,984	$ 4,464,318

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,867,966	$ 28,432,927	7,185,599	$ 67,377,145
Shares issued to shareholders
in reinvestment	-	-	258,010	2,528,501
Shares redeemed	(2,637,245)	(25,651,372)	(3,772,395)	(35,464,671)
Net increase	230,721	$ 2,781,555	3,671,214	$ 34,440,975

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

	Period Ended		Period Ended
	October 31, 2011		April 30, 2011
Enhanced Income Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	7,283,603	$ 78,307,684	3,834,581	$ 40,962,689
Shares issued to shareholders
in reinvestment	42,961	462,648	249,370	2,663,715
Shares redeemed	(2,915,120)	(30,104,028)	(1,166,552)	(12,410,728)
Net increase	4,411,444	$ 48,666,304	2,917,399	$ 31,215,676

Flexible Income Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,810,383	$ 29,236,351	5,094,907	$ 52,397,201
Shares issued to shareholders
in reinvestment	157,364	1,634,762	292,513	3,005,576
Shares redeemed	(1,395,385)	(14,484,826)	(1,667,088)	(17,146,580)
Net increase	1,572,362	$ 16,386,287	3,720,332	$ 38,256,197

Select Appreciation Fund (b)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	929,527	$ 11,433,501	1,986,022	$ 22,584,020
Shares issued to shareholders
in reinvestment	-	-	35,807	438,640
Shares redeemed	(933,594)	(11,083,589)	(1,263,016)	(14,486,322)
Net increase	(4,067)	$ 349,912	758,813	$ 8,536,338

Reservoir Fund (a)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	210,869	$ 2,111,715	386,645	$ 3,852,282
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(279,547)	(2,801,413)	(193,554)	(1,929,162)
Net increase (decrease)	(68,678)	$ (689,698)	193,091	$ 1,923,120

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

	Period Ended		Period Ended
	October 31, 2011		April 30, 2011
Reservoir Fund (a)	Shares	Dollars	Shares	Dollars
Investor Class Shares:
Shares Sold	255,929	$ 2,558,768	232,025	$ 2,306,047
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(32,038)	(320,166)	(61,983)	(616,375)
Net increase	223,891	$ 2,238,602	170,042	$ 1,689,672

Shelter Fund (c)	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,402,432	$ 25,424,158	4,286,998	$ 44,575,162
Shares issued to shareholders
in reinvestment	-	-	16,162	175,680
Shares redeemed	(619,287)	(6,573,028)	(596,178)	(6,329,247)
Net increase	1,783,145	$ 18,851,130	3,706,982	$ 38,421,595

(a)

Fund commenced operations May 29, 2009.

(b)

Fund commenced operations October 5, 2009.

(c)

Fund commenced operations December 30, 2009.

7.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2011 and April 30, 2010 were as follows:

	Ordinary	Long-Term	Total
2011	Income	Capital Gain	Distributions
Amerigo Fund	$ 2,127,495	$ -	$ 2,127,495
Clermont Fund	5,822,468	-	5,822,468
Select Allocation Fund	3,780,919	-	3,780,919
Descartes Fund	1,035,585	-	1,035,585
Liahona Fund	2,555,382	-	2,555,382
Enhanced Income Fund	2,663,284	7,196	2,670,480
Flexible Income Fund	2,969,491	39,149	3,008,640
Select Appreciation Fund	438,707	-	438,707
Reservoir Fund	-	-	-
Shelter Fund	175,929	-	175,929

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Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

	Ordinary	Long-Term	Total
2010	Income	Capital Gain	Distributions
Amerigo Fund	$ 6,980,843	$ -	$ 6,980,843
Clermont Fund	4,314,646	-	4,314,646
Select Allocation Fund	2,981,030	-	2,981,030
Descartes Fund	1,147,055	-	1,147,055
Liahona Fund	999,660	-	999,660
Enhanced Income Fund	129,799	-	129,799
Flexible Income Fund	375,326	-	375,326
Select Appreciation Fund	75,325	-	75,325
Reservoir Fund	-	-	-
Shelter Fund	-	-	-

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

			Capital		Total
	Undistributed	Undistributed	Loss	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Appreciation/	Earnings/
	Income	Gains	Forwards	(Depreciation)	(Deficits)
Amerigo Fund	$ 2,129,058	$ -	$ (106,248,716)	$ 106,094,170	$ 1,974,512
Clermont Fund	2,405,472	-	(24,315,728)	37,356,488	15,446,232
Select Allocation Fund	2,379,051	-	(28,114,955)	41,346,177	15,610,273
Descartes Fund	69,594	-	(12,537,028)	26,271,048	13,803,614
Liahona Fund	15,046	-	(984,862)	30,430,434	29,460,618
Enhanced Income Fund	3,373,639	236,046	-	1,629,926	5,239,611
Flexible Income Fund	-	24,733	-	2,584,590	2,609,323
Select Appreciation Fund	504,750	1,659,156	-	16,000,309	18,164,215
Reservoir Fund	-	-	-	26,103	26,103
Shelter Fund	531,079	74,428	-	6,455,193	7,060,700

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership and grantor trust adjustments.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

At April 30, 2011, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

	April 30, 2017	April 30, 2018	Total
Amerigo Fund	$ 3,928,998	$ 102,319,718	$ 106,248,716
Clermont Fund	5,075,868	19,239,860	24,315,728
Select Allocation Fund	4,670,573	23,444,382	28,114,955
Descartes Fund	654,128	11,882,900	12,537,028
Liahona Fund	-	984,862	984,862

Permanent book and tax differences primarily attributable to net operating loss, reclass of ordinary income distributions and grantor trusts and partnership adjustments, resulted in reclassification for the following Funds for the year ended April 30, 2011 was follows:

	Paid in	Undistributed Net	Accumulated Net Realized Gain/
	Capital	Investment Income	(Loss) from Security Transactions
Amerigo Fund	$ -	$ (65,133)	$ 65,133
Clermont Fund	-	(7,109)	7,109
Select Allocation Fund	195	(32,782)	32,587
Descartes Fund	-	(33,328)	33,328
Liahona Fund	-	(19,837)	19,837
Enhanced Income Fund	-	4,837	(4,837)
Flexible Income Fund	-	63,907	(63,907)
Select Appreciation Fund	-	47,003	(47,003)
Reservoir Fund	(4,779)	4,779	-
Shelter Fund	-	50,789	(50,789)
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be included in the April 30, 2012 annual report.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

8.

Underlying Investment in other Investment Companies

The Reservoir Fund and the Shelter Fund currently seek to achieve their investment objectives by investing a portion of their assets in Fifth Third Institutional Money Market Fund (the “Portfolio”), a registered open-end fund incorporated in the USA. The Funds may redeem their investments from the Portfolio at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio.  The annual report of the Portfolio, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR filing dated September 30, 2011, available at ‘www.sec.gov’.  As of October 31, 2011, the percentage of the Funds’ net assets invested in the Portfolio was 28.27% and 59.27% for the Reservoir Fund and the Shelter Fund, respectively.

9.

New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

10.

Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements.

During a meeting of the Board of Trustees of the Trust held on December 23, 2011, the Board determined that it was in the best interests of the Reservoir Fund and its shareholders to close the Fund.  The Fund changed to the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at the realized value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable. The Fund intends to liquidate its portfolio and distribute its net assets to shareholders by January 25, 2012.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2011	10/31/2011
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 868.90	2.15%	$ 10.10	*
Class N	1,000.00	874.00	1.15%	5.42	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.33	2.15%	10.89	*
Class N	1,000.00	1,019.36	1.15%	5.84	*
Clermont Fund
Actual	1,000.00	948.10	1.15%	5.63	*
Hypothetical (5% return before expenses):	1,000.00	1,019.36	1.15%	5.84	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/366.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2011	10/31/2011
Select Allocation Fund
Actual	1,000.00	903.10	1.15%	5.50	*
Hypothetical (5% return before expenses):	1,000.00	1,019.36	1.15%	5.84	*
Descartes Fund
Actual	1,000.00	895.50	1.15%	5.48	*
Hypothetical (5% return before expenses):	1,000.00	1,019.36	1.15%	5.84	*
Liahona Fund
Actual	1,000.00	930.30	1.15%	5.58	*
Hypothetical (5% return before expenses):	1,000.00	1,019.36	1.15%	5.84	*
Enhanced Income Fund
Actual	1,000.00	942.70	1.05%	5.13	*
Hypothetical (5% return before expenses):	1,000.00	1,019.86	1.05%	5.33	*
Flexible Income Fund
Actual	1,000.00	1,021.90	0.80%	4.07	*
Hypothetical (5% return before expenses):	1,000.00	1,021.11	0.80%	4.06	*
Select Appreciation Fund
Actual	1,000.00	864.60	1.15%	5.39	*
Hypothetical (5% return before expenses):	1,000.00	1,019.36	1.15%	5.84	*
Reservoir Fund
Actual:
Class N	1,000.00	1,004.00	0.54%	2.72	*
Investor Class	1,000.00	1,004.00	0.54%	2.72	*
Hypothetical (5% return before expenses):
Class N	1,000.00	1,022.42	0.54%	2.75	*
Investor Class	1,000.00	1,022.42	0.54%	2.75	*
Shelter Fund
Actual	1,000.00	850.90	1.15%	5.35	*
Hypothetical (5% return before expenses):	1,000.00	1,019.36	1.15%	5.84	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/366.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on March 25, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”).  The Board further considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between CLS and Capital Wealth Planning, LLC, with respect to the Enhanced Income Fund and between CLS and Horizon Investments, LLC, with respect to the Reservoir Fund (both Capital Wealth Planning, LLC and Horizon Investments, LLC may be referred to as “Sub-Adviser”).

The Board reviewed information related to the proposed renewal of the Investment Advisory Agreement with the Trust, including (a) the investment performance of each Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.  The Board deliberations included a consideration of the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by the Adviser related to the Investment Advisory Agreement with the Trust, including the Adviser’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Funds, including the team of five individuals that primarily monitor and execute the investment process, an organization chart of the Adviser and its parent company.  The Board reviewed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board received satisfactory responses from representatives of the Adviser with respect to a series of important questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the Adviser’s management of other accounts conflicts with its management of the Funds; and whether the Adviser has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by the Adviser of its practices for monitoring compliance with the Funds’ investment limitations, noting the Adviser’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.   The Board then reviewed the Adviser’s overview of its current trading practices and its policies with respect to selection of broker-dealers for portfolio transactions, noting the Adviser has the ability to utilize several broker-dealers although they primarily utilize Cowen and Company, LLC and Ceros Financial Services, Inc. due to their quality of service and attractive pricing.  The Board also noted, as discussed earlier in the meeting, the results of the most recent SEC exam of the Adviser.  The Board then reviewed the capitalization of the Adviser based on financial statements provided by the Adviser and concluded that the Adviser was sufficiently well-capitalized to meet its obligations to the Funds.  The Board concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board reviewed information on the investment performance of each Fund since inception.  The Board reviewed information on the most recent performance of Reservoir Fund as compared to a peer group of other funds in the fixed income Morningstar category group and the Shelter Fund as compared to a peer group of other funds in the allocation/alternative Morningstar category group.   The Board considered information regarding the performance of the other Funds in the Trust compared to a peer group of funds compiled by Lipper, Inc.    The Board concluded that the Adviser’s past performance as compared to each Fund’s benchmark was acceptable.

Fees and Expenses.  The Board reviewed the advisory fees and expense ratios of Amerigo, Clermont, Select Allocation, Descartes, Liahona, Enhanced Income, Flexible Income and Select Appreciation Funds compared to fees paid by a peer group of other fund of funds and ETFs compiled by Lipper, Inc.  The Board then reviewed the advisory fees paid by Reservoir Fund compared to fees paid by a peer group of fixed income funds from Morningstar and reviewed the advisory fees paid by Shelter Fund compared to fees paid by a peer group of funds in the allocation/alternative Morningstar category with similar growth/income investment objective. The Board reviewed the contractual arrangements for each Fund, which stated that the Adviser had agreed to waive or limit its management fees and/or reimburse expenses at least until August 31, 2011, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that the advisory fee paid by each Fund is fair and reasonable.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited)

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Fund relative to its management and compliance oversight, economies of scale was not a material consideration, but would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the income and other benefits realized by the Adviser and its affiliates from other activities related to the Funds.  As stated in the materials provided, the Adviser reported it did not receive payments from the Funds other than for advisory fees paid pursuant to the advisory agreement and the Funds’ prospectus.  The Board reviewed the Adviser's 2009 audited balance sheet and the Adviser’s verbal update that there were no adverse material changes in the financial condition of the Adviser since the date of that balance sheet.  The Board concluded that the Adviser’s level of profitability from its relationship to each Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the continuance of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders

The Board then reviewed information received related to the Sub-Advisory Agreements, including (a) the investment performance of the Enhanced Income and Reservoir Funds, a peer group of funds and appropriate indices; (b) each Sub-Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by the Sub-Advisers, the Board noted the experience of the portfolio management and research personnel of each Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board discussed the financial condition of each Sub-Adviser and reviewed financial statements provided by each.  The Board reviewed the presentation materials prepared by each Sub-Adviser describing their investment process.  The Board discussed each Sub-Adviser’s compliance structure and broker selection process.  It was the consensus of the Board that each Sub-Adviser continues to have adequate experience and expertise to manage the Fund for which it acts as sub-adviser in a manner acceptable to the Board.

Performance.  As to the investment performance of each Sub-Adviser, the Board reviewed the performance (as measured by the performance of Class N shares) of Enhanced Income Fund as compared to a broad-based securities market index over the past three months, one-year, and since-inception periods.  The Board concluded that the performance of Enhanced Income was acceptable relative to its Index.

As for the performance of its Sub-Adviser, the Board reviewed the performance of Reservoir Fund and noted that the Fund (as measured by the performance of Class N shares) underperformed for the three month, one year and since inception periods.  The Board agreed that the Adviser should continue to monitor the Fund’s performance closely.

Fees and Expenses.  The Board next reviewed the advisory fees and expense ratios of Reservoir and Enhanced Income Funds as compared to a peer group of funds.    The Board concurred that although toward the higher end of the comparative range, the fees for each Fund were fair and reasonable.

Profitability.  As to profitability, the Board discussed the total fees previously paid, and expected to be paid to each Sub-Adviser based on each Funds’ current assets, and noted that the Sub-Advisers will receive no other compensation from the Fund or the Adviser except the sub-advisory fees earned pursuant to the Sub-Advisory Agreement.  As to the costs of the services to be provided, and profits to be realized by each, the Board reviewed financial statements and profitability analysis of the Sub-Advisers.  The Board concluded that in light of the alignment of interests between the Sub-Advisers and shareholders, the fee arrangement is reasonable and that the Sub-Advisers would not reap excessive profits from its relationship with the Fund.  They agreed that profitability did not appear to be excessive.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited)

Economies of Scale.  As to economics of scale, the Board noted that the Sub-Advisory Agreements did not contain breakpoints that reduce the fee rate on assets above specified levels.  The Board agreed that breakpoints may be an appropriate way for the Sub-Advisers to share their economies of scale with the Funds and the shareholders if the Funds experience a substantial growth in assets, however, the Board recognized that no Fund had yet reached an asset level where the Sub-Adviser could realize significant economies of scale.  Consequently, the Board concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, unanimously concluded that (a) the terms of the Sub-Advisory Agreements are fair and reasonable; (b) the  sub-advisory fees are reasonable and do not result in duplicative fees charged to shareholders; and (c) the Sub-Advisory Agreements are in the best interests of the respective Fund and its shareholders.

                                                                                                                                                                 Rev. June 2011

FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• Employment information

• Account balances

• Account transactions

• Income

• Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are

Who is providing this notice?	AdvisorOne Funds

What we do

How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?

We collect your personal information, for example, when you

• open an account

• give us your income information

• provide employment information

• provide account information

• give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

• CLS Investments, LLC

• NorthStar Financial Services Group, LLC

• Gemcom, LLC

• Gemini Fund Services, LLC

• Northern Lights Compliance Services, LLC

• Northern Lights Distributors, LLC

• Orion Advisor Services, LLC

• Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

AdvisorOne Funds

4020 S. 147th Street • Omaha, NE 68137

866-811-0225 • www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA

0005-NLD-1/3/2012

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

    /s/  W. Patrick Clarke, President

       W. Patrick Clarke, President

Date

1/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/  W. Patrick Clarke, President

        W. Patrick Clarke, President

Date

1/5/12

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

1/5/12